UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2023

Item 1: Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

11	Climate Focused Bond Fund

26	Emerging Markets Equity Fund

31	International Growth Fund

36	Short Duration High Yield Fund

68	Statements of Assets and Liabilities

72	Statements of Operations

74	Statements of Changes in Net Assets

78	Financial Highlights

92	Notes to Financial Statements

116	Supplemental Information to Shareholders

Lord Abbett Trust I
Lord Abbett Climate Focused Bond Fund, Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund, and Lord Abbett Short Duration High Yield Fund Semiannual Report

For the six-month period ended January 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the six-month period ended January 31, 2023. On this page and the following pages, we discuss the major factors that influenced period performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 through January 31, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/22 – 1/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Climate Focused Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/22	1/31/23	8/1/22 - 1/31/23
Class A
Actual	$1,000.00	$974.40	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$3.31
Class C
Actual	$1,000.00	$971.90	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.41
Class F
Actual	$1,000.00	$975.80	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class F3*
Actual	$1,000.00	$976.00	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$2.09
Class I
Actual	$1,000.00	$975.80	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R3
Actual	$1,000.00	$973.40	$4.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class R4
Actual	$1,000.00	$974.70	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class R5
Actual	$1,000.00	$975.90	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R6*
Actual	$1,000.00	$976.00	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$2.09

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.45% for Class F, 0.41% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.41% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.44% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.19	$2.24
Class R6	$2.19	$2.24

Portfolio Holdings Presented by Sector

January 31, 2023

Sector*	%**
Asset Backed Securities	0.50%
Basic Materials	1.94%
Communication Services	3.24%
Consumer, Cyclical	2.37%
Consumer, Non-cyclical	4.68%
Energy	6.19%
Financials	18.18%
Foreign Government	22.99%
Industrials	11.31%
Mortgage-Backed Securities	1.73%
Municipal	4.22%
Technology	1.56%
U.S. Government	0.59%
Utilities	17.36%
Repurchase Agreement	3.14%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Emerging Markets Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/22	1/31/23	8/1/22 - 1/31/23
Class A*
Actual	$1,000.00	$1,077.60	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$6.16
Class C*
Actual	$1,000.00	$1,073.70	$10.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.96
Class F*
Actual	$1,000.00	$1,079.70	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class F3*
Actual	$1,000.00	$1,079.30	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.48
Class I*
Actual	$1,000.00	$1,079.30	$5.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class R6*
Actual	$1,000.00	$1,079.30	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.48

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.96% for Class C, 0.96% for Class F, 0.88% for Class F3, 0.96% for Class I and 0.88% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.15% for Class A, 1.90% for Class C, 0.90% for Class F, 0.82% for Class F3, 0.90% for Class I and 0.82% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$6.02	$5.85
Class C	$9.93	$9.65
Class F	$4.72	$4.58
Class F3	$4.30	$4.18
Class I	$4.72	$4.58
Class R6	$4.30	$4.18

Portfolio Holdings Presented by Sector

January 31, 2023

Sector*	%**
Communication Services	10.24%
Consumer Discretionary	17.58%
Consumer Staples	6.46%
Energy	4.79%
Financials	22.98%
Health Care	4.03%
Industrials	4.70%
Information Technology	20.26%
Materials	5.80%
Real Estate	2.05%
Utilities	1.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

International Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/22	1/31/23	8/1/22 - 1/31/23
Class A*
Actual	$1,000.00	$1,045.00	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.24
Class C*
Actual	$1,000.00	$1,040.00	$9.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.23	$9.05
Class F*
Actual	$1,000.00	$1,046.00	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.92
Class F3*
Actual	$1,000.00	$1,046.50	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82
Class I*
Actual	$1,000.00	$1,046.20	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class R3*
Actual	$1,000.00	$1,043.60	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$6.21
Class R4*
Actual	$1,000.00	$1,044.50	$5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class R5*
Actual	$1,000.00	$1,046.20	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R6*
Actual	$1,000.00	$1,045.60	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.47

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.77% for Class F, 0.75% for Class F3, 0.81% for Class I, 1.22% for Class R3, 0.97% for Class R4, 0.76% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.57% for Class F3, 0.70% for Class I, 1.20% for Class R3 0.95% for Class R4, 0.70% for Class R5, and 0.57% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.90	$4.84
Class C	$8.74	$8.64
Class F	$3.61	$3.57
Class F3	$2.94	$2.91
Class I	$3.61	$3.57
Class R3	$6.18	$6.11
Class R4	$4.90	$4.84
Class R5	$4.18	$3.57
Class R6	$2.94	$2.91

Portfolio Holdings Presented by Sector

January 31, 2023

Sector*	%**
Communication Services	4.91%
Consumer Discretionary	18.56%
Consumer Staples	9.62%
Energy	1.59%
Financials	9.51%
Health Care	15.46%
Industrials	14.92%
Information Technology	21.06%
Materials	4.37%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Short Duration High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/22	1/31/23	8/1/22 - 1/31/23
Class A*
Actual	$1,000.00	$1,025.30	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.47
Class C*
Actual	$1,000.00	$1,020.80	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.77
Class F*
Actual	$1,000.00	$1,025.20	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.40
Class F3*
Actual	$1,000.00	$1,026.50	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.40
Class I*
Actual	$1,000.00	$1,025.20	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29
Class R3*
Actual	$1,000.00	$1,023.70	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class R4*
Actual	$1,000.00	$1,025.00	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72
Class R5*
Actual	$1,000.00	$1,026.30	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.50
Class R6*
Actual	$1,000.00	$1,026.50	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.29

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.33% for Class C, 0.47% for Class F, 0.47% for Class F3, 0.45% for Class I, 1.05% for Class R3, 0.73% for Class R4, 0.49% for Class R5 and 0.45% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.65% for Class A, 1.45% for Class C, 0.45% for Class F, 0.42% for Class F3, 0.45% for Class I, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5, and 0.42% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.32	$3.31
Class C	$7.39	$7.37
Class F	$2.30	$2.29
Class F3	$2.15	$2.14
Class I	$2.30	$2.29
Class R3	$4.85	$4.84
Class R4	$3.57	$3.57
Class R5	$2.30	$2.29
Class R6	$2.15	$2.14

Portfolio Holdings Presented by Sector

January 31, 2023

Sector*	%**
Asset Backed Securities	1.96%
Basic Materials	5.72%
Communications	8.63%
Consumer, Cyclical	20.53%
Consumer, Non-cyclical	11.97%
Diversified	0.33%
Energy	17.99%
Financial	7.92%
Industrial	11.66%
Mortgage-Backed Securities	0.00	%(a)
Technology	2.45%
Utilities	3.22%
Repurchase Agreements	7.62%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Amount less than 0.1%.

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 92.96%

ASSET-BACKED SECURITIES 0.49%

Automobiles
Tesla Auto Lease Trust 2021-A B† (cost $100,233)	1.02%	3/20/2025		$100,000	$96,215

CONVERTIBLE BONDS 0.76%

Auto Manufacturers 0.07%
Lucid Group, Inc.†	1.25%	12/15/2026		12,000	7,823
NIO, Inc. (China)(a)	0.50%	2/1/2027		8,000	6,740
Total					14,563

Electric 0.12%
Ormat Technologies, Inc.†	2.50%	7/15/2027		20,000	24,440

Energy-Alternate Sources 0.49%
Array Technologies, Inc.	1.00%	12/1/2028		18,000	20,363
Enphase Energy, Inc.	Zero Coupon	3/1/2026		19,000	20,102
NextEra Energy Partners LP†	Zero Coupon	6/15/2024		14,000	13,391
Plug Power, Inc.	3.75%	6/1/2025		3,000	10,238
SolarEdge Technologies, Inc. (Israel)(a)	Zero Coupon	9/15/2025		14,000	18,865
Sunrun, Inc.	Zero Coupon	2/1/2026		20,000	14,430
Total					97,389

REITS 0.08%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		15,000	14,737
Total Convertible Bonds (cost $174,351)					151,129

CORPORATE BONDS 66.26%

Agriculture 0.18%
Darling Ingredients, Inc.†	6.00%	6/15/2030		36,000	35,866

Auto Manufacturers 0.70%
Ford Motor Co.	3.25%	2/12/2032		50,000	39,748
Volvo Car AB(b)	2.50%	10/7/2027	EUR	100,000	98,996
Total					138,744

Auto Parts & Equipment 0.69%
Aptiv plc (Ireland)(a)	4.35%	3/15/2029		$35,000	33,748
BorgWarner, Inc.	3.375%	3/15/2025		65,000	62,823
Dana, Inc.	4.25%	9/1/2030		48,000	40,681
Total					137,252

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks 10.15%
ABN AMRO Bank NV(b)	3.00%		6/1/2032	EUR	100,000	$101,883
AIB Group plc(b)	0.50% (1 Yr. EUSA + .75%	)#	11/17/2027	EUR	100,000	94,517
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025		$210,000	200,839
Bank of Ireland Group plc(b)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027	EUR	100,000	96,030
Bank of Nova Scotia (The) (Canada)(a)	0.65%		7/31/2024		$125,000	117,482
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	200,000	210,609
BNP Paribas SA (France)†(a)	1.675% (SOFR + .91%	)#	6/30/2027		$200,000	177,872
CaixaBank SA(b)	1.25% (5 Yr. EUSA + 1.63%	)#	6/18/2031	EUR	100,000	95,772
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$125,000	123,773
Danske Bank A/S(b)	0.75% (1 Yr. EUAMDB + .88%	)#	6/9/2029	EUR	100,000	90,360
Development Bank of Japan, Inc. (Japan)†(a)	4.375%		9/22/2025		$200,000	199,151
ING Groep NV(b)	0.875% (5 Yr. EUAMDB + 1.15%	)#	6/9/2032	EUR	100,000	94,043
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025		$221,000	205,934
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100,000	115,926
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$100,000	89,399
Total						2,013,590

Biotechnology 0.26%
Amgen, Inc.	3.00%		2/22/2029		56,000	51,465

Building Materials 0.68%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		45,000	43,353
Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75%		9/15/2030		47,000	38,962
Owens Corning, Inc.	3.95%		8/15/2029		55,000	52,203
Total						134,518

Chemicals 1.18%
Air Liquide Finance SA(b)	0.375%		5/27/2031	EUR	100,000	88,596
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	3.50%		9/10/2051		$200,000	146,324
Total						234,920

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Commercial Services 2.03%
Bureau Veritas SA(b)	1.875%		1/6/2025		EUR	100,000	$104,266
Global Payments, Inc.	3.20%		8/15/2029			$50,000	44,451
Global Payments, Inc.	3.75%		6/1/2023			30,000	29,845
Massachusetts Institute of Technology	3.959%		7/1/2038			75,000	71,253
Quanta Services, Inc.	2.35%		1/15/2032			75,000	60,079
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%		7/30/2026		EUR	87,920	91,840
Total							401,734

Computers 0.41%
Apple, Inc.	3.00%		6/20/2027			$85,000	81,529

Distribution/Wholesale 0.48%
Rexel SA(b)	2.125%		6/15/2028		EUR	100,000	94,682

Diversified Financial Services 1.63%
CDP Financial, Inc. (Canada)(a)	1.00%		5/26/2026			$250,000	225,293
LeasePlan Corp. NV(b)	0.25%		2/23/2026		EUR	100,000	97,506
Total							322,799

Electric 13.99%
AES Corp. (The)	2.45%		1/15/2031			$60,000	49,654
Atlantica Sustainable Infrastructure plc (United Kingdom)†(a)	4.125%		6/15/2028			200,000	178,245
Clearway Energy Operating LLC†	3.75%		2/15/2031			50,000	42,308
Drax Finco plc(b)	2.625%		11/1/2025		EUR	100,000	104,019
EDP Finance BV (Netherlands)†(a)	6.30%		10/11/2027			$200,000	210,194
Electricite de France SA(b)	1.00%		11/29/2033		EUR	100,000	78,732
Electricite de France SA(b)	7.50%	#(c)	–	(d)	EUR	200,000	223,283
Enel Finance International NV (Netherlands)†(a)	2.25%		7/12/2031			$200,000	156,262
Engie SA(b)	0.375%		6/21/2027		EUR	100,000	95,628
Greenko Investment Co. (India)†(a)	4.875%		8/16/2023			$200,000	197,000
Iberdrola Finanzas SA(b)	1.375%		3/11/2032		EUR	100,000	93,381
Ignitis Grupe AB(b)	2.00%		5/21/2030		EUR	100,000	90,849
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$102,000	89,900
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			100,000	79,184
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	57,435
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			86,000	75,373
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			35,000	32,987
Northern States Power Co/MN	2.60%		6/1/2051			50,000	34,303
Orsted A/S(b)	1.50%		11/26/2029		EUR	100,000	96,279

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			$44,000	$40,427
Ren Finance BV(b)	0.50%		4/16/2029		EUR	100,000	89,206
Solar Star Funding LLC†	5.375%		6/30/2035			$78,666	78,861
Southwestern Public Service Co.	3.75%		6/15/2049			50,000	40,945
Statnett SF(b)	0.518%		6/30/2023		SEK	2,000,000	189,084
TenneT Holding BV(b)	0.125%		11/30/2032		EUR	100,000	77,325
TenneT Holding BV(b)	0.875%		–	(d)	EUR	100,000	77,702
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029			$48,000	49,418
Tucson Electric Power Co.	1.50%		8/1/2030			60,000	47,793
Vattenfall AB(b)	0.50%		6/24/2026		EUR	100,000	99,028
Total							2,774,805

Electrical Components & Equipment 1.07%
Schneider Electric SE(b)	1.841%		10/13/2025		EUR	100,000	105,299
Signify NV(b)	2.00%		5/11/2024		EUR	100,000	106,354
Total							211,653

Electronics 0.60%
Amphenol Corp.	2.80%		2/15/2030			$75,000	66,447
Hubbell, Inc.	3.50%		2/15/2028			55,000	52,022
Total							118,469

Energy-Alternate Sources 4.07%
Continental Wind LLC†	6.00%		2/28/2033			55,881	57,250
Cullinan Holdco Scsp†(b)	4.625%		10/15/2026		EUR	100,000	97,786
EEW Energy from Waste GmbH(b)	0.361%		6/30/2026		EUR	100,000	95,169
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			$39,000	36,447
Scatec ASA†(b)	4.302% (3 Mo. EURIBOR + 2.50%	)#	8/19/2025		EUR	100,000	99,474
Sunnova Energy Corp.†	5.875%		9/1/2026			$57,000	51,381
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049			194,716	163,492
TerraForm Power Operating LLC†	4.75%		1/15/2030			55,000	49,562
Topaz Solar Farms LLC†	5.75%		9/30/2039			66,392	63,868
Vestas Wind Systems Finance BV(b)	2.00%		6/15/2034		EUR	100,000	91,651
Total							806,080

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Environmental Control 2.85%
Clean Harbors, Inc.†	6.375%	2/1/2031		$43,000	$43,854
Derichebourg SA(b)	2.25%	7/15/2028	EUR	100,000	93,070
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%	12/4/2026	EUR	100,000	98,352
Madison IAQ LLC†	5.875%	6/30/2029		$54,000	42,925
Paprec Holding SA†(b)	3.50%	7/1/2028	EUR	100,000	94,638
Seche Environnement SA(b)	2.25%	11/15/2028	EUR	100,000	93,824
Verde Bidco SpA(b)	4.625%	10/1/2026	EUR	100,000	98,207
Total					564,870

Food 0.44%
Kerry Group Financial Services Unltd Co.(b)	0.875%	12/1/2031	EUR	100,000	86,600

Forest Products & Paper 0.20%
Suzano Austria GmbH (Brazil)(a)	3.125%	1/15/2032		$49,000	39,018

Health Care-Services 0.51%
Kaiser Foundation Hospitals	3.15%	5/1/2027		67,000	64,170
Seattle Children’s Hospital	2.719%	10/1/2050		55,000	37,263
Total					101,433

Insurance 0.50%
PartnerRe Ireland Finance DAC(b)	1.25%	9/15/2026	EUR	100,000	99,043

Machinery-Diversified 0.72%
Mueller Water Products, Inc.†	4.00%	6/15/2029		$51,000	45,295
nVent Finance Sarl (Luxembourg)(a)	2.75%	11/15/2031		67,000	54,826
Xylem Inc/NY	2.25%	1/30/2031		50,000	42,026
Total					142,147

Media 0.86%
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032		200,000	171,498

Metal Fabricate-Hardware 0.24%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		50,000	47,689

Mining 0.48%
Novelis Sheet Ingot GmbH†(b)	3.375%	4/15/2029	EUR	100,000	95,064

Miscellaneous Manufacturing 1.56%
Alstom SA(b)	0.25%	10/14/2026	EUR	100,000	98,708
Eaton Corp.	4.15%	3/15/2033		$62,000	60,023
Pentair Finance Sarl (Luxembourg)(a)	4.50%	7/1/2029		60,000	56,939
Wabtec Transportation Netherlands BV(b)	1.25%	12/3/2027	EUR	100,000	94,441
Total					310,111

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Multi-National 6.00%
Asian Development Bank (Philippines)(a)	3.125%		9/26/2028		$135,000	$130,348
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%		5/28/2025		150,000	137,354
Inter-American Development Bank	4.604% (SOFR + .28%	)#	4/12/2027		200,000	200,092
Inter-American Investment Corp.	2.625%		4/22/2025		75,000	72,328
International Bank for Reconstruction & Development	4.449% (SOFR Index + .29%	)#	11/22/2028		220,000	218,123
International Bank for Reconstruction & Development	4.465% (SOFR Index + .18%	)#	6/15/2026		100,000	99,369
International Finance Corp.	4.414% (SOFR Index + .09%	)#	6/30/2023		50,000	49,991
International Finance Corp.	4.415% (SOFR + .09%	)#	4/3/2024		230,000	229,847
Nordic Investment Bank(b)	0.125%		6/10/2024	EUR	50,000	52,183
Total						1,189,635

Municipal 1.17%
Transport for London(b)	2.125%		4/24/2025	GBP	200,000	232,935

Pharmaceuticals 0.63%
Eli Lilly & Co.(b)	0.50%		9/14/2033	EUR	100,000	83,557
Pfizer, Inc.	2.625%		4/1/2030		$45,000	40,778
Total						124,335

Real Estate 0.53%
Canary Wharf Group Investment Holdings plc†(b)	2.625%		4/23/2025	GBP	100,000	105,894

REITS 1.68%
Digital Dutch Finco BV(b)	1.00%		1/15/2032	EUR	100,000	81,080
Equinix, Inc.(b)	1.00%		3/15/2033	EUR	100,000	83,500
Equinix, Inc.	1.55%		3/15/2028		$50,000	42,626
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		28,000	26,532
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		71,000	54,362
Weyerhaeuser Co.	6.875%		12/15/2033		40,000	45,216
Total						333,316

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail 0.26%
Walmart, Inc.	1.80%	9/22/2031		$62,000	$52,210

Semiconductors 0.90%
Infineon Technologies AG(b)	1.625%	6/24/2029	EUR	100,000	97,205
Micron Technology, Inc.	2.703%	4/15/2032		$34,000	27,159
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)(a)	3.40%	5/1/2030		60,000	53,738
Total					178,102

Software 0.19%
Fiserv, Inc.	3.20%	7/1/2026		40,000	38,039

Sovereign 1.50%
European Union(b)	1.25%	2/4/2043	EUR	380,000	296,572

Telecommunications 2.24%
NTT Finance Corp. (Japan)†(a)	4.372%	7/27/2027		$200,000	200,086
Swisscom Finance BV(b)	0.375%	11/14/2028	EUR	100,000	92,545
Verizon Communications, Inc.	3.875%	2/8/2029		$55,000	52,992
Vmed O2 UK Financing I plc†(b)	4.50%	7/15/2031	GBP	100,000	98,958
Total					444,581

Transportation 2.30%
Central Japan Railway Co. (Japan)(a)	2.20%	10/2/2024		$200,000	191,230
Ferrovie dello Stato Italiane SpA(b)	0.375%	3/25/2028	EUR	100,000	90,194
Hamburger Hochbahn AG(b)	0.125%	2/24/2031	EUR	100,000	86,255
Ile-de-France Mobilites(b)	0.40%	5/28/2031	EUR	100,000	88,083
Total					455,762

Water 2.38%
American Water Capital Corp.	2.80%	5/1/2030		$75,000	67,138
Bazalgette Finance plc(b)	2.75%	3/10/2034	GBP	100,000	101,544
Canal de Isabel II Gestion SA(b)	1.68%	2/26/2025	EUR	100,000	104,285
Essential Utilities, Inc.	2.40%	5/1/2031		$60,000	49,984
Suez SACA(b)	2.875%	5/24/2034	EUR	100,000	95,137
United Utilities plc (United Kingdom)(a)	6.875%	8/15/2028		$50,000	54,702
Total					472,790
Total Corporate Bonds (cost $14,509,165)					13,139,750

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 1.06%

Building & Construction 0.16%
Legence Holdings LLC 2021 Delayed Draw Term Loan	8.134% - 8.48% (3 Mo. LIBOR + 3.75%	)	12/16/2027	$1,071	$1,063
Legence Holdings LLC 2021 Term Loan	8.32% (1 Mo. LIBOR + 3.75%	)	12/16/2027	18,381	18,243
Thermostat Purchaser III, Inc. Term Loan	9.235% (3 Mo. LIBOR + 4.50%	)	8/31/2028	13,827	13,049
Total					32,355

Building Materials 0.08%
Zurn Holdings, Inc. 2021 Term Loan B	6.57% (1 Mo. LIBOR + 2.00%	)	10/4/2028	16,870	16,889

Electric: Generation 0.29%
ExGen Renewables IV, LLC 2020 Term Loan	7.24% (3 Mo. LIBOR + 2.50%	)	12/15/2027	29,519	29,521
TerraForm Power Operating, LLC 2022 Term Loan B	7.43% (3 Mo. Term SOFR + 2.75%	)	5/21/2029	27,850	27,898
Total					57,419

Environmental 0.27%
Bingo Industries Ltd Term Loan (Australia)(a)	8.23% (3 Mo. LIBOR + 3.50%	)	7/14/2028	29,625	28,514
EWT Holdings III Corp. 2021 Term Loan	6.875% (1 Mo. LIBOR + 2.25%	)	4/1/2028	24,439	24,450
Total					52,964

Integrated Energy 0.10%
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	8.92% (3 Mo. LIBOR + 4.75%	)	8/30/2028	19,358	19,310

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Machinery 0.16%
Array Technologies, Inc. Term Loan B	7.942% (3 Mo. LIBOR + 3.25%	)	10/14/2027		32,026	$31,376
Total Floating Rate Loans (cost $211,709)						210,313

FOREIGN GOVERNMENT OBLIGATIONS 19.29%

Canada 0.30%
Province of Ontario Canada(b)	1.55%		11/1/2029	CAD	89,000	59,212

Finland 0.49%
Nordic Investment Bank(b)	Zero Coupon		4/30/2027	EUR	100,000	96,616

France 3.21%
Action Logement Services(b)	0.50%		10/30/2034	EUR	200,000	158,126
French Republic Government Bond OAT†(b)	0.50%		6/25/2044	EUR	95,000	62,869
French Republic Government Bond OAT†(b)	1.75%		6/25/2039	EUR	100,000	91,715
SNCF Reseau(b)	0.75%		5/25/2036	EUR	100,000	78,765
Societe Du Grand Paris EPIC(b)	0.30%		9/2/2036	EUR	100,000	72,448
Societe Du Grand Paris EPIC(b)	1.125%		5/25/2034	EUR	200,000	173,059
Total						636,982

Germany 3.94%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2030	EUR	684,000	632,716
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2050	EUR	212,258	128,664
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2052	EUR	33,000	19,138
Total						780,518

Hong Kong 1.03%
Hong Kong Government International Bond†(a)	4.50%		1/11/2028		$200,000	204,185

Italy 0.25%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%		4/30/2045	EUR	74,000	48,688

Japan 1.85%
Japan Bank for International Cooperation(a)	1.625%		1/20/2027		$200,000	181,523
Japan Finance Organization for Municipalities(b)	0.01%		2/2/2028	EUR	200,000	185,603
Total						367,126

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Netherlands 1.93%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(b)	3.00%		10/25/2027	EUR	200,000	$219,199
Nederlandse Waterschapsbank NV(a)	1.00%		5/28/2030		$200,000	163,454
Total						382,653

Norway 0.96%
Kommunalbanken AS(a)	2.125%		2/11/2025		200,000	191,305

South Korea 1.95%
Industrial Bank of Korea†(a)	0.625%		9/17/2024		200,000	187,027
Korea Water Resources Corp.(a)	3.875%		5/15/2023		200,000	199,444
Total						386,471

Spain 1.01%
Adif Alta Velocidad(b)	0.55%		4/30/2030	EUR	100,000	88,724
Autonomous Community of Madrid Spain(b)	0.419%		4/30/2030	EUR	75,000	66,554
Spain Government Bond†(b)	1.00%		7/30/2042	EUR	66,000	45,948
Total						201,226

Sweden 2.37%
Kommuninvest I Sverige AB(a)	0.375%		6/19/2024		$200,000	188,687
Kommuninvest I Sverige AB†(a)	1.625%		4/24/2023		200,000	198,528
Sweden Government International Bond(b)	0.125%		9/9/2030	SEK	1,000,000	82,771
Total						469,986
Total Foreign Government Obligations (cost $4,299,625)						3,824,968

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.47%
Freddie Mac Multifamily Structured Pass Through Certificates A2 (Cost $89,702)	3.123%	#(f)	8/25/2032		$100,000	92,708

MUNICIPAL BONDS 2.88%

Government Guaranteed 0.08%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036		20,000	15,924

Revenue - Utilities - Other 0.21%
City of Corpus Christi Utility System Revenue TX	1.966%		7/15/2030		50,000	42,213

Sales Tax 0.32%
Dallas Area Rapid Transit TX	2.534%		12/1/2036		80,000	63,241

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Tax Revenue 0.10%
Regional Transportation District Sales Tax Revenue CO	2.337%		11/1/2036	$25,000	$19,470

Taxable Revenue - Water & Sewer 1.96%
City of Aurora Water Revenue CO	2.348%		8/1/2036	30,000	23,146
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040	75,000	58,153
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039	50,000	56,314
City of Philadelphia Water & Wastewater Revenue PA	1.734%		11/1/2028	40,000	34,120
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040	100,000	111,731
New York City Municipal Water Finance Authority NY	5.75%		6/15/2041	50,000	57,622
San Diego County Water Authority CA	1.951%		5/1/2034	60,000	46,573
Total					387,659

Transportation 0.21%
Metropolitan Transportation Authority NY	5.175%		11/15/2049	45,000	41,679
Total Municipal Bonds (cost $711,853)					570,186

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.19%
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	6.209% (1 Mo. LIBOR + 1.75%	)#	3/15/2036	110,000	105,198
NYO Commercial Mortgage Trust 2021-1290 A†	5.555% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	50,000	45,975
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	100,000	84,952
Total Non-Agency Commercial Mortgage-Backed Securities (cost $261,858)					236,125

U.S. TREASURY OBLIGATIONS 0.56%
U.S. Treasury Note (cost $110,672)	4.125%		11/15/2032	106,000	111,532
Total Long-Term Investments (cost $20,469,168)					18,432,926

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.01%

REPURCHASE AGREEMENTS 3.01%
Repurchase Agreement dated 1/31/2023, 2.050% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $502,500 of U.S. Treasury Inflation Indexed Note at 0.250% due 1/15/2025; value: $608,958; proceeds: $596,957 (cost $596,923)	$596,923	$596,923
Total Investments in Securities 95.97% (cost $21,066,091)		19,029,849
Other Assets and Liabilities – Net(g) 4.03%		799,399
Net Assets 100.00%		$19,829,248

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
EUAMDB	EUR Mid-Market Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $4,585,680, which represents 23.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2023.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Forward Foreign Currency Exchange Contracts at January 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	2/27/2023	104,000	$69,966	$73,483	$3,517
British pound	Buy	Morgan Stanley	3/8/2023	6,000	7,314	7,403	89
Canadian dollar	Buy	Bank of America	4/20/2023	84,000	63,158	63,172	14
Euro	Buy	Bank of America	3/13/2023	89,000	94,582	96,999	2,417
Euro	Buy	Bank of America	3/13/2023	192,000	205,635	209,256	3,621
Euro	Buy	Bank of America	3/13/2023	98,000	105,368	106,808	1,440
Euro	Buy	Bank of America	3/13/2023	30,000	32,138	32,696	558
Euro	Buy	Bank of America	3/13/2023	38,000	40,760	41,415	655
Euro	Buy	Bank of America	3/13/2023	182,000	198,275	198,357	82
Euro	Buy	Morgan Stanley	3/13/2023	199,000	212,464	216,885	4,421
Euro	Buy	State Street Bank and Trust	3/13/2023	64,000	68,279	69,752	1,473
Euro	Buy	State Street Bank and Trust	3/13/2023	55,000	58,754	59,943	1,189
Euro	Buy	State Street Bank and Trust	3/13/2023	49,000	52,915	53,404	489
Swedish krona	Buy	Morgan Stanley	5/5/2023	908,000	87,190	87,261	71
British pound	Sell	State Street Bank and Trust	3/8/2023	11,000	13,650	13,572	78
Swedish krona	Sell	Bank of America	5/5/2023	3,744,000	365,217	359,807	5,410
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$25,524

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND January 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Morgan Stanley	2/27/2023	104,000	$69,327	$73,482	$(4,155)
British pound	Sell	Toronto Dominion Bank	3/8/2023	537,000	653,341	662,536	(9,195)
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	164,000	121,896	123,336	(1,440)
Euro	Sell	Bank of America	3/13/2023	20,000	21,128	21,798	(670)
Euro	Sell	Bank of America	3/13/2023	48,000	52,289	52,314	(25)
Euro	Sell	Bank of America	3/13/2023	83,000	90,196	90,460	(264)
Euro	Sell	Morgan Stanley	3/13/2023	52,000	56,041	56,673	(632)
Euro	Sell	State Street Bank and Trust	3/13/2023	6,604,000	7,016,129	7,197,524	(181,395)
Euro	Sell	State Street Bank and Trust	3/13/2023	920,000	980,191	1,002,684	(22,493)
Euro	Sell	State Street Bank and Trust	3/13/2023	178,000	193,489	193,998	(509)
Euro	Sell	Toronto Dominion Bank	3/13/2023	77,000	83,395	83,921	(526)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(221,304)

Futures Contracts at January 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. Ultra Treasury Bond	March 2023	3	Long		$407,164		$425,250	$18,086

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	March 2023	2	Long	EUR	238,523	EUR	234,600	$(4,265)
Euro-Bund	March 2023	2	Long		281,683		273,640	(8,744)
Euro-Buxl	March 2023	2	Long		323,023		288,000	(38,075)
U.S. 10-Year Ultra Treasury Note	March 2023	7	Short		$(833,739)		$(848,422)	(14,683)
U.S. 5-Year Treasury Note	March 2023	21	Short		(2,278,113)		(2,294,086)	(15,973)
U.S. Treasury Bond	March 2023	1	Short		(126,526)		(129,875)	(3,349)
Total Unrealized Depreciation on Futures Contracts								$(85,089)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$96,215	$–	$96,215
Convertible Bonds	–	151,129	–	151,129
Corporate Bonds	–	13,139,750	–	13,139,750
Floating Rate Loans	–	210,313	–	210,313
Foreign Government Obligations	–	3,824,968	–	3,824,968
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	92,708	–	92,708
Municipal Bonds	–	570,186	–	570,186
Non-Agency Commercial Mortgage-Backed Securities	–	236,125	–	236,125
U.S. Treasury Obligations	–	111,532	–	111,532
Short-Term Investments
Repurchase Agreements	–	596,923	–	596,923
Total	$–	$19,029,849	$–	$19,029,849

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$25,524	$–	$25,524
Liabilities	–	(221,304)	–	(221,304)
Futures Contracts
Assets	18,086	–	–	18,086
Liabilities	(85,089)	–	–	(85,089)
Total	$(67,003)	$(195,780)	$–	$(262,783)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.23%

COMMON STOCKS 94.43%

Australia 1.71%

Metals & Mining
BHP Group Ltd.	2,383	$83,458

Austria 1.28%

Banks
Erste Group Bank AG	1,655	62,797

Brazil 4.38%

Insurance 2.44%
BB Seguridade Participacoes SA	16,018	119,213

Internet & Direct Marketing Retail 0.63%
MercadoLibre, Inc.*	26	30,724

Metals & Mining 0.79%
Vale SA	2,089	38,893

Pharmaceuticals 0.52%
Hypera SA	2,808	25,666
Total Brazil		214,496

Canada 0.70%

Metals & Mining
Capstone Copper Corp.*	7,016	34,433

China 33.94%

Automobiles 2.19%
BYD Co. Ltd. Class H	2,894	91,646
Sinotruk Hong Kong Ltd.	9,000	15,561
		107,207
		U.S. $
Investments	Shares	Fair Value
China (continued)

Banks 2.79%
China Construction Bank Corp. Class H	122,043	$78,997
Industrial & Commercial Bank of China Ltd. Class H	107,779	57,653
		136,650

Beverages 3.29%
China Resources Beer Holdings Co. Ltd.	5,400	40,653
Kweichow Moutai Co. Ltd. Class A	200	54,834
Wuliangye Yibin Co. Ltd. Class A	2,100	65,345
		160,832

Electrical Equipment 0.75%
Contemporary Amperex Technology Co. Ltd. Class A	526	36,486

Electronic Equipment, Instruments & Components 0.93%
Sunny Optical Technology Group Co. Ltd.	3,360	45,350

Entertainment 0.81%
NetEase, Inc.	2,232	39,600

Food & Staples Retailing 0.78%
China Tourism Group Duty Free Corp. Ltd. Class A	1,200	37,996

Gas Utilities 1.06%
ENN Energy Holdings Ltd.	3,435	51,754

Hotels, Restaurants & Leisure 1.02%
Yum China Holdings, Inc.	823	49,864

Insurance 2.17%
Ping An Insurance Group Co. of China Ltd. Class H	13,656	106,076

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
China (continued)

Interactive Media & Services 5.77%
Tencent Holdings Ltd.	5,790	$282,140

Internet & Direct Marketing Retail 9.06%
Alibaba Group Holding Ltd.*	13,154	180,850
JD.com, Inc. Class A	2,706	80,350
Kanzhun Ltd. ADR*	2,905	70,563
Kuaishou Technology†*	1,300	11,438
Meituan Class B†*	1,992	44,533
Pinduoduo, Inc. ADR*	570	55,849
		443,583

Life Sciences Tools & Services 1.04%
Wuxi Biologics Cayman, Inc.†*	6,127	51,163

Real Estate Management & Development 1.00%
China Resources Land Ltd.	7,000	33,548
KE Holdings, Inc. ADR*	847	15,534
		49,082

Textiles, Apparel & Luxury Goods 1.28%
ANTA Sports Products Ltd.	4,137	62,753
Total China		1,660,536

France 1.37%

Oil, Gas & Consumable Fuels 0.58%
TotalEnergies SE	462	28,561

Textiles, Apparel & Luxury Goods 0.79%
LVMH Moet Hennessy Louis Vuitton SE	44	38,411
Total France		66,972

Germany 1.02%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,390	50,054

Greece 0.68%

Banks
National Bank of Greece SA*	6,986	33,216
		U.S. $
Investments	Shares	Fair Value
Hong Kong 1.59%

Capital Markets 0.67%
Hong Kong Exchanges & Clearing Ltd.	725	$32,609

Insurance 0.92%
AIA Group Ltd.	4,000	45,230
Total Hong Kong		77,839

India 13.03%

Automobiles 0.96%
Maruti Suzuki India Ltd.	432	47,093

Banks 3.37%
Axis Bank Ltd.	6,598	70,518
Federal Bank Ltd.	21,112	34,837
ICICI Bank Ltd. ADR	2,865	59,678
		165,033

Beverages 0.46%
United Spirits Ltd.*	2,388	22,492

Chemicals 0.59%
Asian Paints Ltd.	862	28,786

Electrical Equipment 0.71%
KPIT Technologies Ltd.	3,682	34,545

Health Care Providers & Services 0.72%

Apollo Hospitals Enterprise Ltd.	675	35,225

Information Technology Services 0.47%
Infosys Ltd. ADR	1,233	23,180

Insurance 0.46%
ICICI Prudential Life Insurance Co. Ltd.†	4,044	22,410

Oil, Gas & Consumable Fuels 1.75%
Reliance Industries Ltd.	2,963	85,475

Personal Products 1.36%
Hindustan Unilever Ltd.	2,115	66,729

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
India (continued)

Pharmaceuticals 0.64%
Torrent Pharmaceuticals Ltd.	1,683	$31,343

Real Estate Management & Development 0.50%
Phoenix Mills Ltd. (The)	1,449	24,293

Wireless Telecommunication Services 1.04%
Bharti Airtel Ltd.	5,427	51,137
Total India		637,741

Indonesia 2.42%

Banks 1.51%
Bank Negara Indonesia Persero Tbk PT	120,974	74,156

Diversified Telecommunication Services 0.46%
Telkom Indonesia Persero Tbk PT	86,749	22,419

Real Estate Management & Development 0.45%
Pakuwon Jati Tbk PT	734,227	21,961
Total Indonesia		118,536

Macau 1.32%

Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	4,783	33,296
Sands China Ltd.*	8,380	31,426
		64,722

Mexico 4.21%

Banks 1.54%
Grupo Financiero Banorte SAB de CV Class O	9,060	75,148

Food & Staples Retailing 1.04%
Wal-Mart de Mexico SAB de CV	12,948	50,718
		U.S. $
Investments	Shares	Fair Value
Mexico (continued)

Transportation Infrastructure 1.63%
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,634	$80,002
Total Mexico		205,868

Netherlands 2.23%

Oil, Gas & Consumable Fuels
Shell plc	3,715	109,064

Peru 1.33%

Banks
Credicorp Ltd.	157	21,085
Intercorp Financial Services, Inc.	1,827	43,830
		64,915

South Africa 0.40%

Metals & Mining
Anglo American plc	450	19,409

South Korea 11.32%

Aerospace & Defense 0.68%
LIG Nex1 Co. Ltd.*	507	33,385

Banks 0.50%
Shinhan Financial Group Co. Ltd.	717	24,245

Chemicals 1.34%
LG Chem Ltd.	116	65,471

Electrical Equipment 0.78%
LG Energy Solution Ltd.*	90	38,281

Life Sciences Tools & Services 0.91%
Samsung Biologics Co. Ltd.†*	69	44,552

Semiconductors & Semiconductor Equipment 1.21%
SK Hynix, Inc.	821	59,394

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
South Korea (continued)

Technology Hardware, Storage & Peripherals 5.90%
Samsung Electronics Co. Ltd.	5,797	$288,750
Total South Korea		554,078

Switzerland 0.70%

Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA Class A	222	34,223

Taiwan 9.36%

Electrical Equipment 0.31%
Voltronic Power Technology Corp.	300	15,181

Electronic Equipment, Instruments & Components 1.09%
Delta Electronics, Inc.	5,500	53,336

Semiconductors & Semiconductor Equipment 7.96%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	677	62,778
Taiwan Semiconductor Manufacturing Co. Ltd.	18,522	326,854
		389,632
Total Taiwan		458,149
		U.S. $
Investments	Shares	Fair Value
United Arab Emirates 1.44%

Banks
Abu Dhabi Commercial Bank PJSC	30,824	$70,399
Total Common Stocks (cost $4,368,374)		4,620,905

PREFERRED STOCKS 0.80%

Brazil 0.80%

Banks
Banco Bradesco SA (cost $51,206)	14,081	38,890
Total Investments in Securities 95.23% (cost $4,419,580)		4,659,795
Other Assets and Liabilities – Net 4.77%		233,439
Net Assets 100.00%		$4,893,234

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $174,096, which represents 3.56% of net assets.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$214,496	$–	$–	$214,496
Canada	34,433	–	–	34,433
China	141,946	1,518,590	–	1,660,536
India	82,858	554,883	–	637,741
Mexico	205,868	–	–	205,868
Peru	64,915	–	–	64,915
Taiwan	62,778	395,371	–	458,149
Remaining Countries	–	1,344,767	–	1,344,767
Preferred Stocks	38,890	–	–	38,890
Total	$846,184	$3,813,611	$–	$4,659,795

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.61%

COMMON STOCKS 94.61%

Australia 2.49%

Metals & Mining 1.32%
BHP Group Ltd.	847	$29,664

Software 1.17%
WiseTech Global Ltd.	609	26,406
Total Australia		56,070

Austria 0.78%

Banks
Erste Group Bank AG	460	17,454

Brazil 1.21%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	23	27,179

Canada 2.80%

Information Technology Services 1.33%
Shopify, Inc. Class A*	608	29,956

Oil, Gas & Consumable Fuels 0.53%
Pembina Pipeline Corp.	338	11,993

Transportation Infrastructure 0.94%
Canadian Pacific Railway Ltd.	266	20,995
Total Canada		62,944

China 8.27%

Automobiles 0.90%
BYD Co. Ltd. Class H	635	20,109

Beverages 0.69%
Wuliangye Yibin Co. Ltd. Class A	500	15,559

Hotels, Restaurants & Leisure 0.47%
Yum China Holdings, Inc.	174	10,542
Investments	Shares	U.S. $ Fair Value
China (continued)

Interactive Media & Services 2.50%
Tencent Holdings Ltd.	1,154	$56,233

Internet & Direct Marketing Retail 2.92%
Alibaba Group Holding Ltd.*	1,550	21,310
JD.com, Inc. Class A	874	25,952
Kanzhun Ltd. ADR*	655	15,910
Meituan Class B†*	111	2,482
		65,654

Life Sciences Tools & Services 0.79%
Wuxi Biologics Cayman, Inc.†*	2,129	17,778
Total China		185,875

Denmark 5.53%

Air Freight & Logistics 0.97%
DSV AS	132	21,837

Biotechnology 0.80%
Genmab A/S*	46	18,027

Pharmaceuticals 3.76%
Novo Nordisk A/S Class B	611	84,556
Total Denmark		124,420

Egypt 0.46%

Oil, Gas & Consumable Fuels
Energean plc	720	10,341

Finland 0.57%

Machinery
Kone Oyj Class B	237	12,925

France 17.79%

Aerospace & Defense 0.88%
Airbus SE	157	19,683

Beverages 1.11%
Pernod Ricard SA	121	25,051

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
France (continued)

Chemicals 1.53%
Air Liquide SA	216	$34,393

Electrical Equipment 2.11%
Schneider Electric SE	292	47,367

Hotels, Restaurants & Leisure 0.80%
Accor SA*	551	17,884

Information Technology Services 0.78%
Capgemini SE	92	17,460

Life Sciences Tools & Services 0.88%
Sartorius Stedim Biotech	57	19,883

Personal Products 2.07%
L’Oreal SA	113	46,659

Professional Services 0.79%
Teleperformance	64	17,791

Software 0.94%
Dassault Systemes SE	567	21,087

Textiles, Apparel & Luxury Goods 5.90%
Hermes International	21	39,302
LVMH Moet Hennessy Louis Vuitton SE	107	93,408
		132,710
Total France		399,968

Germany 3.27%

Insurance 1.14%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71	25,646

Pharmaceuticals 0.60%
Merck KGaA	65	13,567
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Semiconductors & Semiconductor Equipment 1.53%
Aixtron SE	398	$11,859
Infineon Technologies AG	622	22,398
		34,257
Total Germany		73,470

Hong Kong 3.22%

Beverages 0.57%
China Resources Beer Holdings Co. Ltd.	1,692	12,738

Insurance 2.65%
AIA Group Ltd.	3,768	42,607
Prudential plc	1,030	17,114
		59,721
Total Hong Kong		72,459

India 3.61%

Automobiles 0.47%
Maruti Suzuki India Ltd.	96	10,465

Banks 1.90%
Axis Bank Ltd.	1,054	11,265
Federal Bank Ltd.	8,570	14,142
ICICI Bank Ltd. ADR	827	17,226
		42,633

Oil, Gas & Consumable Fuels 0.51%
Reliance Industries Ltd.	400	11,539

Personal Products 0.73%
Hindustan Unilever Ltd.	521	16,438
Total India		81,075

Indonesia 0.84%

Banks
Bank Negara Indonesia Persero Tbk PT	30,952	18,973

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Ireland 0.90%

Banks
Bank of Ireland Group plc	1,884	$20,128

Japan 12.70%

Banks 0.79%
Resona Holdings, Inc.	3,200	17,708

Building Products 0.64%
Daikin Industries Ltd.	83	14,417

Electrical Equipment 0.67%
Fuji Electric Co. Ltd.	372	15,058

Electronic Equipment, Instruments & Components 1.72%
Keyence Corp.	84	38,671

Health Care Equipment & Supplies 1.07%
Hoya Corp.	218	23,974

Household Durables 2.00%
Sony Group Corp.	504	45,033

Information Technology Services 0.71%
Obic Co. Ltd.	100	16,033

Machinery 0.64%
Ebara Corp.	339	14,394

Personal Products 0.69%
Shiseido Co. Ltd.	300	15,593

Pharmaceuticals 2.35%
Daiichi Sankyo Co. Ltd.	1,284	40,326
Gap, Inc.	200	12,374
		52,700

Semiconductors & Semiconductor Equipment 0.48%
Lasertec Corp.	57	10,791
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Trading Companies & Distributors 0.94%
ITOCHU Corp.	654	$21,138
Total Japan		285,510

Macau 0.62%

Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	2,000	13,923

Netherlands 4.84%

Entertainment 0.64%
Universal Music Group NV	564	14,417

Information Technology Services 0.87%
Adyen NV†*	13	19,655

Semiconductors & Semiconductor Equipment 3.33%
ASML Holding NV	113	74,766
Total Netherlands		108,838

South Korea 1.95%

Electrical Equipment 0.55%
LG Energy Solution Ltd.*	29	12,335

Life Sciences Tools & Services 0.49%
Samsung Biologics Co. Ltd.†*	17	10,976

Technology Hardware, Storage & Peripherals 0.91%
Samsung Electronics Co. Ltd.	413	20,572
Total South Korea		43,883

Spain 1.10%

Textiles, Apparel & Luxury Goods
Industria de Diseno Textil SA	795	24,821

Sweden 3.09%

Electronic Equipment, Instruments & Components 0.97%
Hexagon AB Class B	1,897	21,746

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Sweden (continued)

Machinery 2.12%
Atlas Copco AB Class A	2,156	$25,583
Epiroc AB Class A	1,135	22,084
		47,667
Total Sweden		69,413

Switzerland 5.72%

Chemicals 1.29%
Sika AG Registered Shares	102	28,983

Health Care Equipment & Supplies 0.78%
Alcon, Inc.	234	17,658

Life Sciences Tools & Services 0.76%
Lonza Group AG Registered Shares	30	17,113

Semiconductors & Semiconductor Equipment 1.00%
STMicroelectronics NV	476	22,414

Textiles, Apparel & Luxury Goods 1.89%
Cie Financiere Richemont SA Class A	275	42,393
Total Switzerland		128,561

Taiwan 4.63%

Electrical Equipment 0.45%
Voltronic Power Technology Corp.	198	10,019

Semiconductors & Semiconductor Equipment 4.18%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	413	38,298
Taiwan Semiconductor Manufacturing Co. Ltd.	3,159	55,746
		94,044
Total Taiwan		104,063
Investments	Shares	U.S. $ Fair Value
United Kingdom 5.63%

Beverages 1.43%
Diageo plc	734	$32,095

Commercial Services & Supplies 0.74%
Rentokil Initial plc	2,755	16,705

Pharmaceuticals 2.34%
AstraZeneca plc	402	52,667

Trading Companies & Distributors 1.12%
Ashtead Group plc	380	25,030
Total United Kingdom		126,497

United States 2.59%

Food Products 1.79%
Nestle SA Registered Shares	331	40,385

Wireless Telecommunication Services 0.80%
T-Mobile US, Inc.*	120	17,917
Total United States		58,302
Total Common Stocks 94.61% (cost $2,026,640)		2,127,092
Other Assets and Liabilities – Net 5.39%		121,186
Net Assets 100.00%		$2,248,278

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $50,891, which represents 2.26% of net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$27,179	$–	$–	$27,179
Canada	62,944	–	–	62,944
China	15,910	169,965	–	185,875
Egypt	10,341	–	–	10,341
India	17,226	63,849	–	81,075
Taiwan	38,298	65,765	–	104,063
United States	17,917	40,385	–	58,302
Remaining Countries	–	1,597,313	–	1,597,313
Total	$189,815	$1,937,277	$–	$2,127,092

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.52%

ASSET-BACKED SECURITIES 2.07%

Other
Anchorage Capital CLO Ltd. 2014-4RA C†	6.652% (3 Mo. LIBOR + 1.85%	)#	1/28/2031	$2,000,000	$1,912,500
Bain Capital Credit CLO Ltd. 2020-4A B†	6.758% (3 Mo. LIBOR + 1.95%	)#	10/20/2033	370,000	361,321
Bain Capital Credit CLO Ltd. 2020-5A B1†	6.358% (3 Mo. LIBOR + 1.55%	)#	1/20/2032	250,000	243,954
Barings CLO Ltd. 2019-3A BR†	6.408% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	250,000	244,690
Burnham Park CLO Ltd. 2016-1A BR†	6.308% (3 Mo. LIBOR + 1.50%	)#	10/20/2029	250,000	236,637
Dryden Senior Loan Fund 2017-47A BR†	6.262% (3 Mo. LIBOR + 1.47%	)#	4/15/2028	250,000	245,890
Harbor Park CLO Ltd. 2018-1A B1†	6.508% (3 Mo. LIBOR + 1.70%	)#	1/20/2031	250,000	245,313
KKR CLO 33 Ltd. 33A C†	6.808% (3 Mo. LIBOR + 2.00%	)#	7/20/2034	2,000,000	1,897,500
Lendmark Funding Trust 2022-1A B†	5.62%		7/20/2032	300,000	293,755
Niagara Park CLO Ltd. 2019-1A BR†	6.392% (3 Mo. LIBOR + 1.60%	)#	7/17/2032	250,000	243,791
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	997,500	889,472
THL Credit Wind River CLO Ltd. 2019-3A CR†	6.992% (3 Mo. LIBOR + 2.20%	)#	4/15/2031	1,000,000	950,000
Total Asset-Backed Securities (cost $7,716,315)					7,764,823

CONVERTIBLE BONDS 2.04%

Apparel 0.09%
Under Armour, Inc.	1.50%		6/1/2024	275,000	339,453

Biotechnology 0.05%
Guardant Health, Inc.	Zero Coupon		11/15/2027	275,000	184,773

Commercial Services 0.09%
Block, Inc.	0.125%		3/1/2025	325,000	331,500

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.10%
Exact Sciences Corp.	1.00%	1/15/2025	$300,000	$354,450

Internet 0.85%
Booking Holdings, Inc.	0.75%	5/1/2025	375,000	535,800
Etsy, Inc.	0.125%	10/1/2026	193,000	331,671
Fiverr International Ltd. (Israel)(a)	Zero Coupon	11/1/2025	575,000	489,497
iQIYI, Inc. (China)(a)	2.00%	4/1/2025	654,000	643,863
Pinduoduo, Inc. (China)(a)	Zero Coupon	10/1/2024	195,000	449,475
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	837,000	737,815
Total				3,188,121

Leisure Time 0.12%
Peloton Interactive, Inc.	Zero Coupon	2/15/2026	601,000	465,791

Pharmaceuticals 0.06%
Neurocrine Biosciences, Inc.	2.25%	5/15/2024	161,000	237,395

REITS 0.03%
Starwood Property Trust, Inc.	4.375%	4/1/2023	125,000	124,766

Retail 0.20%
Cheesecake Factory, Inc.	0.375%	6/15/2026	472,000	412,705
Guess?, Inc.	2.00%	4/15/2024	300,000	335,062
Total				747,767

Software 0.30%
Ceridian HCM Holding, Inc.	0.25%	3/15/2026	896,000	817,600
Guidewire Software, Inc.	1.25%	3/15/2025	335,000	323,107
Total				1,140,707

Telecommunications 0.15%
GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025	553,000	551,894
Total Convertible Bonds (cost $7,398,692)				7,666,617

CORPORATE BONDS 79.68%

Aerospace/Defense 2.99%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	275,000	261,173
Bombardier, Inc. (Canada)†(a)	7.50%	2/1/2029	1,000,000	1,000,140
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027	2,410,000	2,411,152
BWX Technologies, Inc.†	4.125%	4/15/2029	970,000	869,250
Hexcel Corp.	4.20%	2/15/2027	500,000	479,566
Rolls-Royce plc (United Kingdom)†(a)	5.75%	10/15/2027	879,000	855,979

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Aerospace/Defense (continued)
Spirit AeroSystems, Inc.†	7.50%	4/15/2025		$840,000	$843,881
Spirit AeroSystems, Inc.†	9.375%	11/30/2029		104,000	113,154
TransDigm, Inc.	5.50%	11/15/2027		3,277,000	3,133,110
Triumph Group, Inc.†	6.25%	9/15/2024		858,000	829,420
Triumph Group, Inc.	7.75%	8/15/2025		486,000	413,469
Total					11,210,294

Agriculture 0.66%
Imperial Brands Finance plc (United Kingdom)†(a)	6.125%	7/27/2027		625,000	642,181
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		700,000	332,500
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		400,000	203,376
Vector Group Ltd.†	10.50%	11/1/2026		425,000	428,362
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026		350,000	308,775
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027		600,000	577,215
Total					2,492,409

Airlines 2.01%
Air Canada (Canada)†(a)	3.875%	8/15/2026		918,000	850,396
Allegiant Travel Co.†	7.25%	8/15/2027		562,000	550,160
American Airlines Group, Inc.†	3.75%	3/1/2025		323,000	302,938
American Airlines, Inc.†	11.75%	7/15/2025		979,000	1,090,758
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		1,541,000	1,512,430
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		145,000	140,445
Delta Air Lines, Inc.	4.375%	4/19/2028		855,000	795,556
Delta Air Lines, Inc.†	7.00%	5/1/2025		215,000	221,359
Hawaiian Airlines 2013-1 Class A Pass Through Certificates Class A	3.90%	7/15/2027		60,725	54,459
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		991,817	948,420
International Consolidated Airlines Group SA(b)	2.75%	3/25/2025	EUR	500,000	511,138
United Airlines, Inc.†	4.375%	4/15/2026		$590,000	560,810
Total					7,538,869

Apparel 0.20%
William Carter Co. (The)†	5.625%	3/15/2027		750,000	730,530

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Auto Manufacturers 3.00%
Allison Transmission, Inc.†	4.75%		10/1/2027			$710,000	$674,099
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	10.50%		11/30/2025			461,000	450,997
Ford Motor Co.	6.625%		10/1/2028			360,000	375,408
Ford Motor Credit Co. LLC(b)	3.25%		9/15/2025		EUR	3,440,000	3,613,422
Ford Motor Credit Co. LLC	3.37%		11/17/2023			$599,000	585,492
Ford Motor Credit Co. LLC	3.815%		11/2/2027			1,550,000	1,400,782
Ford Motor Credit Co. LLC	7.35%		11/4/2027			2,825,000	2,969,781
Jaguar Land Rover Automotive plc(b)	4.50%		1/15/2026		EUR	400,000	402,300
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			$779,000	770,345
Total							11,242,626

Auto Parts & Equipment 1.03%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			875,000	808,246
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(a)	4.75%		9/15/2026			1,650,000	1,510,914
Titan International, Inc.	7.00%		4/30/2028			1,077,000	1,038,804
ZF Finance GmbH(b)	3.00%		9/21/2025		EUR	500,000	517,491
Total							3,875,455

Banks 1.34%
Banco de Sabadell SA(b)	5.625%		5/6/2026		EUR	200,000	220,405
Citigroup, Inc.	3.875% (5 Yr. Treasury CMT + 3.42%	)#	–	(c)		$240,000	219,696
Danske Bank AS (Denmark)(a)	4.375% (5 Yr. Treasury CMT + 3.39%	)#	–	(c)		510,000	449,853
Goldman Sachs Group, Inc. (The)	3.65% (5 Yr. Treasury CMT + 2.92%	)#	–	(c)		715,000	623,551
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026			1,425,000	1,401,024
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(c)		1,150,000	1,054,865
Morgan Stanley	5.30% (3 Mo. LIBOR + 3.16%	)#	–	(c)		448,000	448,770
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031			25,000	22,773
UBS Group AG (Switzerland)(a)	5.125% (5 Yr. Treasury CMT + 4.86%	)#	–	(c)		630,000	599,322
Total							5,040,259

Biotechnology 0.35%
CDW LLC/CDW Finance Corp.	4.25%		4/1/2028			470,000	436,982
Grifols Escrow Issuer SA (Spain)†(a)	4.75%		10/15/2028			1,000,000	871,010
Total							1,307,992

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Building Materials 1.47%
Eco Material Technologies, Inc.†	7.875%	1/31/2027		$1,015,000	$977,856
Griffon Corp.	5.75%	3/1/2028		460,000	435,889
JELD-WEN, Inc.†	4.875%	12/15/2027		866,000	708,734
Koppers, Inc.†	6.00%	2/15/2025		740,000	729,640
Patrick Industries, Inc.†	7.50%	10/15/2027		400,000	396,390
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		500,000	457,143
Standard Industries, Inc.(b)	2.25%	11/21/2026	EUR	300,000	284,260
Standard Industries, Inc.†	5.00%	2/15/2027		$940,000	892,006
West China Cement Ltd. (China)(a)	4.95%	7/8/2026		700,000	623,945
Total					5,505,863

Chemicals 1.71%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		921,000	790,199
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		540,000	489,528
INEOS Quattro Finance 2 plc(b)	2.50%	1/15/2026	EUR	485,000	472,234
Ingevity Corp.†	3.875%	11/1/2028		$570,000	500,311
Iris Holding, Inc.†	10.00%	12/15/2028		455,000	366,387
Kobe US Midco 2, Inc. PIK 10.0%†	9.25%	11/1/2026		720,000	551,023
NOVA Chemicals Corp. (Canada)†(a)	5.25%	6/1/2027		750,000	698,520
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		1,020,000	960,750
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		535,000	471,493
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		489,000	448,819
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	5.375%	9/1/2025		750,000	657,139
Total					6,406,403

Coal 0.99%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		1,025,000	1,019,578
CONSOL Energy, Inc.†	11.00%	11/15/2025		171,000	175,685
Coronado Finance Pty Ltd. (Australia)†(a)	10.75%	5/15/2026		563,000	581,923
Indika Energy Capital IV Pte Ltd. (Singapore)(a)	8.25%	10/22/2025		550,000	552,407
SunCoke Energy, Inc.†	4.875%	6/30/2029		565,000	497,819
Warrior Met Coal, Inc.†	7.875%	12/1/2028		887,000	875,021
Total					3,702,433

Commercial Services 4.60%
AA Bond Co. Ltd.(b)	4.875%	7/31/2043	GBP	400,000	484,032
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	445,000	461,449
Adani Ports & Special Economic Zone Ltd. (India)(a)	4.00%	7/30/2027		$550,000	442,734

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		$805,000	$776,016
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		1,019,000	974,495
Alta Equipment Group, Inc.†	5.625%	4/15/2026		1,113,000	1,044,790
AMN Healthcare, Inc.†	4.625%	10/1/2027		525,000	487,615
Brink’s Co. (The)†	4.625%	10/15/2027		925,000	864,091
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028		792,000	804,003
Herc Holdings, Inc.†	5.50%	7/15/2027		1,454,000	1,394,022
Hertz Corp. (The)	5.50%	10/15/2024		22,000	660
Hertz Corp. (The)	6.25%	10/15/2022		2,000	60
IPD 3 BV(b)	5.50%	12/1/2025	EUR	445,000	471,737
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$873,000	805,718
Loxam SAS(b)	3.25%	1/14/2025	EUR	515,000	539,335
NESCO Holdings II, Inc.†	5.50%	4/15/2029		$1,120,000	1,007,367
PeopleCert Wisdom Issuer plc†(b)	5.75%	9/15/2026	EUR	395,000	406,216
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		$390,000	346,613
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		500,000	490,642
Sabre GLBL, Inc.†	7.375%	9/1/2025		309,000	303,502
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		818,000	775,701
Sotheby’s†	7.375%	10/15/2027		1,210,000	1,164,108
Verisure Holding AB(b)	3.875%	7/15/2026	EUR	460,000	464,638
Verscend Escrow Corp.†	9.75%	8/15/2026		$670,000	673,141
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		1,207,000	1,115,290
Williams Scotsman International, Inc.†	4.625%	8/15/2028		1,038,000	963,025
Total					17,261,000

Computers 0.28%
NCR Corp.†	5.00%	10/1/2028		400,000	352,832
Science Applications International Corp.†	4.875%	4/1/2028		725,000	680,557
Total					1,033,389

Cosmetics/Personal Care 0.26%
Coty, Inc.†	5.00%	4/15/2026		368,000	352,741
Coty, Inc.†	6.50%	4/15/2026		635,000	626,748
Total					979,489

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Distribution/Wholesale 0.36%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		$596,000	$543,650
H&E Equipment Services, Inc.†	3.875%		12/15/2028		915,000	806,495
Total						1,350,145

Diversified Financial Services 3.85%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027		615,000	635,327
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.625%		10/15/2027		855,000	827,249
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027		539,000	556,819
Armor Holdco, Inc.†	8.50%		11/15/2029		500,000	427,105
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026		1,105,000	1,086,809
Bread Financial Holdings, Inc.†	4.75%		12/15/2024		757,000	688,060
Bread Financial Holdings, Inc.†	7.00%		1/15/2026		375,000	346,391
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024		1,025,000	934,898
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		828,000	692,369
Midcap Financial Issuer Trust†	6.50%		5/1/2028		600,000	528,732
Navient Corp.	4.875%		3/15/2028		509,000	450,658
Navient Corp.	5.50%		3/15/2029		348,000	308,372
Navient Corp.	5.875%		10/25/2024		645,000	638,586
OneMain Finance Corp.	4.00%		9/15/2030		408,000	325,878
OneMain Finance Corp.	6.125%		3/15/2024		965,000	957,956
OneMain Finance Corp.	6.625%		1/15/2028		2,309,000	2,252,360
PRA Group, Inc.(d)	8.375%		2/1/2028		750,000	754,272
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026		700,000	625,023
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(a)	7.875%		5/1/2027		1,464,000	1,421,917
Total						14,458,781

Electric 2.58%
Atlantica Sustainable Infrastructure plc (United Kingdom)†(a)	4.125%		6/15/2028		258,000	229,936
Calpine Corp.†	5.125%		3/15/2028		1,005,000	911,194
Cikarang Listrindo Tbk PT (Indonesia)†(a)	4.95%		9/14/2026		635,000	601,595
DPL, Inc.	4.35%		4/15/2029		930,000	850,478
Electricite de France SA (France)†(a)	5.625% (10 Yr. Swap rate + 3.04%	)#	–	(c)	1,295,000	1,261,330
Elwood Energy LLC	8.159%		7/5/2026		8,373	7,410

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Electric (continued)
Emera, Inc. (Canada)(a)	6.75% (3 Mo. LIBOR + 5.44%	)#	6/15/2076			$690,000	$680,259
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			941,000	829,372
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			1,185,000	1,116,845
Pampa Energia SA (Argentina)(a)	7.50%		1/24/2027			150,000	141,628
Pike Corp.†	5.50%		9/1/2028			491,000	433,998
Talen Energy Supply LLC(e)	6.50%		6/21/2023			111,000	72,150
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029			472,000	485,947
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%	)#	–	(c)		1,362,000	1,275,288
Vistra Corp.†	8.00% (5 Yr. Treasury CMT + 6.93%	)#	–	(c)		35,000	34,354
Vistra Operations Co. LLC†	5.50%		9/1/2026			225,000	219,414
Vistra Operations Co. LLC†	5.625%		2/15/2027			557,000	538,612
Total							9,689,810

Electrical Components & Equipment 0.29%
Energizer Holdings, Inc.†	4.75%		6/15/2028			600,000	537,735
EnerSys†	4.375%		12/15/2027			600,000	554,880
Total							1,092,615

Electronics 0.10%
Imola Merger Corp.†	4.75%		5/15/2029			431,000	375,591

Energy-Alternate Sources 1.10%
Cullinan Holdco Scsp(b)	4.625%		10/15/2026		EUR	275,000	268,911
Cullinan Holdco Scsp†(b)	4.625%		10/15/2026		EUR	700,000	684,500
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(a)	5.625%		11/8/2028			$605,000	547,162
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026			659,000	615,868
Sunnova Energy Corp.†	5.875%		9/1/2026			1,088,000	980,740
TerraForm Power Operating LLC†	5.00%		1/31/2028			965,000	907,657
YPF Energia Electrica SA (Argentina)†(a)	10.00%		7/25/2026			142,000	132,825
Total							4,137,663

Engineering & Construction 0.36%
AECOM	5.125%		3/15/2027			364,000	358,030
Fluor Corp.	4.25%		9/15/2028			580,000	541,639
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			535,000	466,314
Total							1,365,983

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment 2.29%
Banijay Entertainment SASU(b)	3.50%	3/1/2025	EUR	450,000	$474,055
Boyne USA, Inc.†	4.75%	5/15/2029		$489,000	443,770
Caesars Entertainment, Inc.†	6.25%	7/1/2025		434,000	432,762
Caesars Entertainment, Inc.†	8.125%	7/1/2027		1,045,000	1,061,809
CCM Merger, Inc.†	6.375%	5/1/2026		739,000	715,795
Churchill Downs, Inc.†	5.50%	4/1/2027		435,000	422,416
Cinemark USA, Inc.†	5.25%	7/15/2028		50,000	41,045
Cinemark USA, Inc.†	5.875%	3/15/2026		410,000	368,744
CPUK Finance Ltd.(b)	4.875%	2/28/2047	GBP	385,000	453,393
Empire Resorts, Inc.†	7.75%	11/1/2026		$700,000	568,692
Inter Media and Communication SpA(b)	6.75%	2/9/2027	EUR	760,000	787,257
International Game Technology plc(b)	3.50%	6/15/2026	EUR	1,130,000	1,164,906
Juventus Football Club SpA(b)	3.375%	2/19/2024	EUR	210,000	219,447
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		$411,000	390,982
Penn Entertainment, Inc.†	5.625%	1/15/2027		595,000	559,895
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		400,000	327,453
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.75%	4/15/2025		150,000	150,813
Total					8,583,234

Environmental Control 0.33%
Clean Harbors, Inc.†	4.875%	7/15/2027		850,000	821,125
Madison IAQ LLC†	4.125%	6/30/2028		455,000	401,042
Total					1,222,167

Food 1.31%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027		985,000	935,267
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		1,145,000	1,045,958
Lamb Weston Holdings, Inc.†	4.875%	5/15/2028		210,000	203,372
Nathan’s Famous, Inc.†	6.625%	11/1/2025		18,000	17,839
Performance Food Group, Inc.†	5.50%	10/15/2027		710,000	684,270
Picard Bondco SA(b)	5.375%	7/1/2027	EUR	400,000	375,354
Post Holdings, Inc.†	5.625%	1/15/2028		$727,000	700,617
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		990,000	936,943
Total					4,899,620

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Forest Products & Paper 0.17%
Ahlstrom-Munksjo Holding 3 Oy (Finland)†(a)	4.875%	2/4/2028	$326,000	$282,095
Mercer International, Inc. (Canada)(a)	5.50%	1/15/2026	380,000	368,041
Total				650,136

Health Care-Services 2.36%
Acadia Healthcare Co., Inc.†	5.50%	7/1/2028	505,000	487,012
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	456,000	379,396
Legacy LifePoint Health LLC†	6.75%	4/15/2025	1,000,000	976,400
ModivCare, Inc.†	5.875%	11/15/2025	829,000	802,364
Molina Healthcare, Inc.†	4.375%	6/15/2028	869,000	803,773
Select Medical Corp.†	6.25%	8/15/2026	1,452,000	1,419,962
Tenet Healthcare Corp.	5.125%	11/1/2027	400,000	385,444
Tenet Healthcare Corp.	6.125%	10/1/2028	1,470,000	1,376,214
Tenet Healthcare Corp.	6.25%	2/1/2027	1,225,000	1,202,135
US Acute Care Solutions LLC†	6.375%	3/1/2026	1,145,000	1,037,427
Total				8,870,127

Holding Companies-Diversified 0.35%
Stena International SA (Luxembourg)†(a)	5.75%	3/1/2024	975,000	969,532
Stena International SA (Luxembourg)†(a)	6.125%	2/1/2025	350,000	332,709
Total				1,302,241

Home Builders 0.94%
Century Communities, Inc.	6.75%	6/1/2027	500,000	493,672
Forestar Group, Inc.†	3.85%	5/15/2026	1,161,000	1,036,094
M/I Homes, Inc.	4.95%	2/1/2028	590,000	544,965
Meritage Homes Corp.	5.125%	6/6/2027	535,000	513,346
Taylor Morrison Communities, Inc.†	5.875%	6/15/2027	520,000	511,664
Tri Pointe Homes, Inc.	5.25%	6/1/2027	443,000	417,262
Total				3,517,003

Housewares 0.23%
Newell Brands, Inc.	6.375%	9/15/2027	825,000	830,235
Scotts Miracle-Gro Co. (The)	5.25%	12/15/2026	16,000	15,718
Total				845,953

Insurance 0.83%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	4.25%	10/15/2027	425,000	389,937
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	209,000	195,808

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest		Maturity	Principal		Fair
Investments	Rate		Date	Amount		Value
Insurance (continued)
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051		$385,000	$331,976
GTCR AP Finance, Inc.†	8.00%		5/15/2027		225,000	221,277
HUB International Ltd.†	7.00%		5/1/2026		150,000	148,699
Jones Deslauriers Insurance Management, Inc.	10.50%		12/15/2030		554,000	563,249
Liberty Mutual Group, Inc.(b)	3.625% (5 Yr. EUSA + 3.70%	)#	5/23/2059	EUR	500,000	507,031
Liberty Mutual Group, Inc.†	4.125% (5 Yr. Treasury CMT + 3.32%	)#	12/15/2051		$310,000	265,744
Prudential Financial, Inc.	5.375% (3 Mo. LIBOR + 3.03%	)#	5/15/2045		500,000	490,853
Total						3,114,574

Internet 0.67%
Cablevision Lightpath LLC†	3.875%		9/15/2027		665,000	565,902
Gen Digital, Inc.†	6.75%		9/30/2027		646,000	655,722
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		477,000	462,232
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027		681,000	618,737
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		235,000	220,740
Total						2,523,333

Investment Companies 0.17%
Compass Group Diversified Holdings LLC†	5.25%		4/15/2029		725,000	653,326

Iron-Steel 0.80%
ArcelorMittal SA (Luxembourg)(a)	6.55%		11/29/2027		794,000	829,896
ATI, Inc.	5.875%		12/1/2027		1,025,000	990,132
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026		496,000	482,491
United States Steel Corp.	6.875%		3/1/2029		696,000	704,157
Total						3,006,676

Leisure Time 2.19%
Carnival Corp.†	9.875%		8/1/2027		552,000	567,955
Carnival Holdings Bermuda Ltd.†	10.375%		5/1/2028		276,000	298,487
Life Time, Inc.†	5.75%		1/15/2026		890,000	856,483
Lindblad Expeditions LLC†	6.75%		2/15/2027		1,102,000	1,082,092
NCL Corp. Ltd.†	5.875%		3/15/2026		330,000	285,859

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Leisure Time (continued)
NCL Corp. Ltd.†	5.875%	2/15/2027		$914,000	$851,048
NCL Corp. Ltd.†(d)	8.375%	2/1/2028		176,000	179,061
Pinnacle Bidco plc(b)	5.50%	2/15/2025	EUR	760,000	759,545
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026		$218,000	189,421
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029		930,000	972,878
Royal Caribbean Cruises Ltd.†	11.625%	8/15/2027		2,058,000	2,186,625
Total					8,229,454

Lodging 2.73%
Full House Resorts, Inc.†	8.25%	2/15/2028		1,156,000	1,079,357
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		450,000	402,966
Las Vegas Sands Corp.	3.50%	8/18/2026		1,170,000	1,090,746
Marriott Ownership Resorts, Inc.	4.75%	1/15/2028		870,000	786,045
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		900,000	852,601
MGM Resorts International	4.75%	10/15/2028		312,000	283,301
MGM Resorts International	5.50%	4/15/2027		1,721,000	1,662,006
Studio City Co. Ltd. (Macau)†(a)	7.00%	2/15/2027		875,000	844,234
Travel and Leisure Co.†	6.625%	7/31/2026		639,000	635,027
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		1,265,000	1,196,652
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		527,000	512,746
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		991,000	888,308
Total					10,233,989

Machinery-Diversified 1.08%
ATS Corp. (Canada)†(a)	4.125%	12/15/2028		1,163,000	1,043,321
Granite US Holdings Corp.†	11.00%	10/1/2027		266,000	281,396
Husky III Holding Ltd. (Canada)†(a)	13.00%	2/15/2025		1,047,000	972,977
TK Elevator Midco GmbH(b)	4.375%	7/15/2027	EUR	1,770,000	1,746,867
Total					4,044,561

Media 3.81%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		$700,000	667,947
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029		600,000	579,687
Cengage Learning, Inc.†	9.50%	6/15/2024		689,000	671,103
CSC Holdings LLC	5.25%	6/1/2024		450,000	441,000
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		695,000	630,560
DISH DBS Corp.	5.875%	11/15/2024		856,000	808,920

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Media (continued)
DISH Network Corp.†	11.75%	11/15/2027		$2,300,000	$2,393,415
Gray Television, Inc.†	7.00%	5/15/2027		1,445,000	1,316,561
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%	10/15/2027		1,100,000	1,073,193
Nexstar Media, Inc.†	4.75%	11/1/2028		634,000	573,107
Nexstar Media, Inc.†	5.625%	7/15/2027		520,000	496,070
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,325,000	1,255,636
Univision Communications, Inc.†	5.125%	2/15/2025		580,000	565,758
UPC Holding BV (Netherlands)†(a)	5.50%	1/15/2028		500,000	456,925
Urban One, Inc.†	7.375%	2/1/2028		611,000	556,520
Virgin Media Secured Finance plc(b)	5.00%	4/15/2027	GBP	500,000	567,881
Virgin Media Vendor Financing Notes III DAC(b)	4.875%	7/15/2028	GBP	300,000	311,120
Ziggo Bond Co. BV (Netherlands)†(a)	6.00%	1/15/2027		$975,000	923,208
Total					14,288,611

Metal Fabricate-Hardware 0.59%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		755,000	720,107
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		1,520,000	1,496,721
Total					2,216,828

Mining 2.42%
Bukit Makmur Mandiri Utama PT (Indonesia)(a)	7.75%	2/10/2026		400,000	367,180
Coeur Mining, Inc.†	5.125%	2/15/2029		975,000	786,273
Compass Minerals International, Inc.†	4.875%	7/15/2024		292,000	283,262
Compass Minerals International, Inc.†	6.75%	12/1/2027		259,000	252,996
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	3/1/2026		850,000	827,619
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%	9/15/2027		1,869,000	1,786,484
Hecla Mining Co.	7.25%	2/15/2028		698,000	696,770
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026		421,000	388,423
Kaiser Aluminum Corp.†	4.625%	3/1/2028		600,000	548,400
New Gold, Inc. (Canada)†(a)	7.50%	7/15/2027		325,000	302,068
Novelis Corp.†	3.25%	11/15/2026		576,000	522,239
Taseko Mines Ltd. (Canada)†(a)	7.00%	2/15/2026		1,196,000	1,134,938
Vedanta Resources Ltd. (India)(a)	6.125%	8/9/2024		650,000	492,466
Yamana Gold, Inc. (Canada)(a)	4.625%	12/15/2027		735,000	703,063
Total					9,092,181

Miscellaneous Manufacturing 0.40%
Amsted Industries, Inc.†	5.625%	7/1/2027		1,045,000	1,028,019
LSB Industries, Inc.†	6.25%	10/15/2028		536,000	483,633
Total					1,511,652

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal	Fair
Investments	Rate	Date	Amount	Value
Oil & Gas 12.42%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	$973,000	$969,439
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	700,000	668,120
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	1,066,000	1,104,477
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,457,000	1,396,999
California Resources Corp.†	7.125%	2/1/2026	1,649,000	1,607,528
Callon Petroleum Co.	6.375%	7/1/2026	429,000	413,621
Callon Petroleum Co.†	8.00%	8/1/2028	825,000	826,019
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	755,000	729,381
Chesapeake Energy Corp.†	5.50%	2/1/2026	535,000	519,245
Chord Energy Corp.†	6.375%	6/1/2026	1,160,000	1,144,009
Citgo Holding, Inc.†	9.25%	8/1/2024	425,000	427,641
CITGO Petroleum Corp.†	6.375%	6/15/2026	460,000	451,301
Civitas Resources, Inc.†	5.00%	10/15/2026	1,362,000	1,271,815
CNX Resources Corp.†	7.25%	3/14/2027	572,000	569,961
Comstock Resources, Inc.†	6.75%	3/1/2029	510,000	471,158
Crescent Energy Finance LLC†	7.25%	5/1/2026	913,000	877,731
Crescent Energy Finance LLC	9.25%	2/15/2028	835,000	834,808
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	1,878,000	1,833,642
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	425,000	396,901
EnQuest plc (United Kingdom)†(a)	11.625%	11/1/2027	650,000	639,629
Geopark Ltd. (Colombia)†(a)	5.50%	1/17/2027	600,000	533,306
Gulfport Energy Corp.†	8.00%	5/17/2026	1,124,731	1,116,026
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	790,000	759,755
Kosmos Energy Ltd.†	7.125%	4/4/2026	1,000,000	905,740
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	1,692,000	1,638,719
Matador Resources Co.	5.875%	9/15/2026	1,112,000	1,094,972
Medco Oak Tree Pte. Ltd. (Singapore)(a)	7.375%	5/14/2026	850,000	851,913
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	675,000	645,432
Murphy Oil Corp.	6.375%	7/15/2028	401,000	397,007
Nabors Industries Ltd.†	7.50%	1/15/2028	725,000	692,179
Nabors Industries, Inc.†	7.375%	5/15/2027	444,000	445,168
Nabors Industries, Inc.†	9.00%	2/1/2025	75,000	76,511
Occidental Petroleum Corp.	8.50%	7/15/2027	875,000	969,054
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	550,000	498,688
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	350,000	330,475

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025		$698,000	$696,311
PDC Energy, Inc.	5.75%	5/15/2026		1,702,000	1,648,234
Permian Resources Operating LLC†	5.375%	1/15/2026		167,000	158,061
Permian Resources Operating LLC†	5.875%	7/1/2029		300,000	281,588
Permian Resources Operating LLC†	7.75%	2/15/2026		1,265,000	1,266,202
Petroleos Mexicanos(b)	3.625%	11/24/2025	EUR	225,000	230,060
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027		$1,085,000	1,020,334
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029		485,000	467,722
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026		788,000	781,354
Range Resources Corp.	4.875%	5/15/2025		1,187,000	1,146,514
ROCC Holdings LLC†	9.25%	8/15/2026		1,254,000	1,272,810
Rockcliff Energy II LLC†	5.50%	10/15/2029		420,000	400,107
SierraCol Energy Andina LLC†	6.00%	6/15/2028		1,300,000	1,074,196
SM Energy Co.	6.625%	1/15/2027		1,550,000	1,508,106
SM Energy Co.	6.75%	9/15/2026		125,000	123,214
Southwestern Energy Co.	5.375%	2/1/2029		305,000	286,984
Tap Rock Resources LLC†	7.00%	10/1/2026		1,605,000	1,521,532
Tullow Oil plc (United Kingdom)(a)	7.00%	3/1/2025		400,000	284,851
Tullow Oil plc (United Kingdom)†(a)	10.25%	5/15/2026		750,000	647,873
Vermilion Energy, Inc. (Canada)†(a)	5.625%	3/15/2025		620,000	604,556
Viper Energy Partners LP†	5.375%	11/1/2027		620,000	600,761
Vital Energy, Inc.	9.50%	1/15/2025		220,000	222,270
Vital Energy, Inc.	10.125%	1/15/2028		1,475,000	1,469,520
W&T Offshore, Inc.†	9.75%	11/1/2023		435,000	435,442
W&T Offshore, Inc.	11.75%	2/1/2026		327,000	331,556
Total					46,588,528

Oil & Gas Services 1.19%
Bristow Group, Inc.†	6.875%	3/1/2028		483,000	460,852
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025		470,000	444,004
Enerflex Ltd. (Canada)†(a)	9.00%	10/15/2027		870,000	887,278
Nine Energy Service, Inc.	13.00%	2/1/2028		670,000	690,874
Oceaneering International, Inc.	4.65%	11/15/2024		277,000	269,007
Oceaneering International, Inc.	6.00%	2/1/2028		735,000	703,794
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026		384,000	377,391
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		183,000	177,762

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest		Maturity	Principal		Fair
Investments	Rate		Date	Amount		Value
Oil & Gas Services (continued)
Weatherford International Ltd.†	11.00%		12/1/2024		$42,000	$43,320
Welltec International ApS (Denmark)†(a)	8.25%		10/15/2026		400,000	404,077
Total						4,458,359

Packaging & Containers 1.70%
Ball Corp.	6.875%		3/15/2028		139,000	143,536
DISH DBS Corp.	7.75%		7/1/2026		1,400,000	1,138,865
Graphic Packaging International LLC†	4.75%		7/15/2027		520,000	501,030
LABL, Inc.†	6.75%		7/15/2026		1,033,000	1,003,136
Mauser Packaging Solutions Holding Co.†	5.50%		4/15/2024		880,000	880,405
Mauser Packaging Solutions Holding Co.†	7.25%		4/15/2025		1,026,000	1,002,946
Mauser Packaging Solutions Holding Co.(d)	7.875%		8/15/2026		1,431,000	1,445,310
Sealed Air Corp.†	6.125%		2/1/2028		256,000	258,534
Total						6,373,762

Pharmaceuticals 0.63%
Grifols SA(b)	2.25%		11/15/2027	EUR	425,000	404,101
Option Care Health, Inc.†	4.375%		10/31/2029		$446,000	385,867
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028		600,000	543,420
Teva Pharmaceutical Finance Netherlands II BV(b)	4.50%		3/1/2025	EUR	280,000	299,297
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026		$825,000	741,213
Total						2,373,898

Pipelines 1.74%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027		1,100,000	1,068,380
Buckeye Partners LP	3.95%		12/1/2026		321,000	294,195
Buckeye Partners LP	4.125%		12/1/2027		750,000	679,346
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		53,000	44,650
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		866,000	795,530
EnLink Midstream LLC†	5.625%		1/15/2028		545,000	533,337
EQM Midstream Partners LP†	6.00%		7/1/2025		605,000	596,285
EQM Midstream Partners LP†	7.50%		6/1/2027		300,000	300,362
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%		4/15/2027		900,000	890,888

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Pipelines (continued)
Northriver Midstream Finance LP (Canada)†(a)	5.625%	2/15/2026		$503,000	$483,715
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%	3/1/2027		890,000	845,222
Total					6,531,910

Real Estate 0.51%
Agile Group Holdings Ltd. (China)(a)	5.75%	1/2/2025		500,000	315,085
Country Garden Holdings Co. Ltd. (China)(a)	7.25%	4/8/2026		600,000	460,500
Country Garden Holdings Co. Ltd. (China)(a)	8.00%	1/27/2024		400,000	351,881
Longfor Group Holdings Ltd. (China)(a)	3.375%	4/13/2027		450,000	396,524
Wanda Properties Global Co. Ltd.	11.00%	1/20/2025		400,000	395,177
Total					1,919,167

REITS 1.23%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026		368,000	327,067
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		1,179,000	1,153,705
Iron Mountain, Inc.†	4.875%	9/15/2027		565,000	532,688
Service Properties Trust	4.65%	3/15/2024		655,000	638,576
Service Properties Trust	7.50%	9/15/2025		1,661,000	1,635,329
Starwood Property Trust, Inc.†	3.75%	12/31/2024		324,000	308,104
Total					4,595,469

Retail 3.37%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%	1/15/2028		420,000	387,018
Asbury Automotive Group, Inc.	4.50%	3/1/2028		715,000	647,144
Bath & Body Works, Inc.	6.694%	1/15/2027		855,000	861,170
Brinker International, Inc.†	5.00%	10/1/2024		1,420,000	1,391,089
CEC Entertainment LLC†	6.75%	5/1/2026		491,000	454,803
Dave & Buster’s, Inc.†	7.625%	11/1/2025		436,000	443,652
Douglas GmbH(b)	6.00%	4/8/2026	EUR	400,000	377,622
Dufry One BV(b)	3.375%	4/15/2028	EUR	736,000	696,124
Dufry One BV(b)	3.625%	4/15/2026	CHF	400,000	404,383
Evergreen Acqco 1 LP/TVI, Inc.(d)	9.75%	4/26/2028		$575,000	566,628
FirstCash, Inc.†	4.625%	9/1/2028		900,000	809,775
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		220,000	136,698
Lithia Motors, Inc.†	4.625%	12/15/2027		410,000	381,778
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		840,000	782,199
Marks & Spencer plc(b)	4.50%	7/10/2027	GBP	400,000	453,317

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest	Maturity	Principal		Fair
Investments	Rate	Date	Amount		Value
Retail (continued)
Michaels Cos., Inc. (The)†	7.875%	5/1/2029		$403,000	$306,784
Murphy Oil USA, Inc.	5.625%	5/1/2027		1,000,000	983,110
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		495,000	473,376
Nordstrom, Inc.	4.00%	3/15/2027		558,000	482,639
SRS Distribution, Inc.†	4.625%	7/1/2028		564,000	515,919
Stonegate Pub Co. Financing 2019 plc(b)	8.25%	7/31/2025	GBP	425,000	488,396
White Cap Buyer LLC†	6.875%	10/15/2028		$240,000	218,851
White Cap Parent LLC†	8.25%	3/15/2026		425,000	388,384
Total					12,650,859

Semiconductors 0.08%
Entegris, Inc.†	4.375%	4/15/2028		345,000	312,570

Software 0.71%
Boxer Parent Co., Inc.†	7.125%	10/2/2025		490,000	485,850
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029		204,000	179,301
Open Text Corp. (Canada)†(a)	6.90%	12/1/2027		526,000	539,058
SS&C Technologies, Inc.†	5.50%	9/30/2027		654,000	629,756
Twilio, Inc.	3.625%	3/15/2029		500,000	425,170
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%	2/1/2029		472,000	407,730
Total					2,666,865

Telecommunications 1.89%
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027		800,000	688,324
Altice France SA (France)†(a)	8.125%	2/1/2027		1,600,000	1,501,952
CommScope, Inc.†	6.00%	3/1/2026		1,060,000	1,016,195
Connect Finco Sarl/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%	10/1/2026		1,300,000	1,244,724
Frontier Communications Holdings LLC†	5.00%	5/1/2028		313,000	285,018
Iliad Holding SASU(b)	5.125%	10/15/2026	EUR	975,000	1,013,047
Maxar Technologies, Inc.†	7.75%	6/15/2027		$198,000	207,283
PLT VII Finance Sarl(b)	4.625%	1/5/2026	EUR	470,000	488,638
Sprint Capital Corp.	6.875%	11/15/2028		$600,000	642,691
Total					7,087,872

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Total Trucking & Leasing 0.68%
AerCap Global Aviation Trust (Ireland)†(a)	6.50% (3 Mo. LIBOR + 4.30%	)#	6/15/2045	$500,000	$489,423
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	1,395,000	1,229,551
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	841,000	815,139
Total					2,534,113

Transportation 0.11%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	15,000	10,925
Watco Cos. LLC/Watco Finance Corp.†	6.50%		6/15/2027	435,000	411,373
Total					422,298

Water 0.22%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	805,000	805,966
Total Corporate Bonds (cost $295,008,110)					298,924,901

FLOATING RATE LOANS(f) 13.72%

Aerospace 0.75%
American Airlines, Inc. 2021 Term Loan	9.558% (3 Mo. LIBOR + 4.75%	)	4/20/2028	1,025,000	1,054,146
Atlas CC Acquisition Corp Term Loan B	–	(g)	5/25/2028	457,042	402,768
Atlas CC Acquisition Corp Term Loan C	–	(g)	5/25/2028	92,958	81,919
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	8.661% (1 Mo. LIBOR + 4.00%	)	6/19/2026	274,291	269,283
United Airlines, Inc. 2021 Term Loan B	8.568% (3 Mo. LIBOR + 3.75%	)	4/21/2028	998,223	1,000,085
Total					2,808,201

Aerospace/Defense 0.52%
Spirit Aerosystems, Inc. 2022 Term Loan	–	(g)	1/15/2027	813,963	816,506	(h)
TransDigm, Inc. 2022 Term Loan H	7.83% (3 Mo.Term SOFR + 3.25%	)	2/22/2027	750,000	752,344
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.07% (1 Mo. LIBOR + 3.50%	)	12/6/2028	398,995	398,147
Total					1,966,997

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

	Interest		Maturity	Principal	Fair
Investments	Rate		Date	Amount	Value
Auto Parts & Equipment 0.26%
Chassix Inc. 2017 1st Lien Term Loan	12.00% (3 Mo. PRIME + 4.50%	)	11/15/2023	$93,590	$79,692
Clarios Global LP 2021 USD Term Loan B (Canada)(a)	7.82% (1 Mo. LIBOR + 3.25%	)	4/30/2026	377,000	376,563
DexKo Global Inc. 2021 USD Term Loan B	8.48% (3 Mo. LIBOR + 3.75%	)	10/4/2028	549,749	509,826
Total					966,081

Building & Construction 0.00%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.07% (1 Mo. LIBOR + 6.50%	)	5/14/2029	16,454	15,585

Building Materials 0.27%
ACProducts, Inc. 2021 Term Loan B	8.98% (6 Mo. LIBOR + 4.25%	)	5/17/2028	489,757	398,623
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	8.23% (3 Mo. LIBOR + 3.50%	)	12/22/2028	6,840	6,600
Summit Materials LLC Term Loan B	7.608% (3 Mo. Term SOFR + 3.00%	)	12/14/2027	600,000	602,376
Total					1,007,599

Cable & Satellite Television 0.44%
DirecTV Financing, LLC Term Loan	9.57% (1 Mo. LIBOR + 5.00%	)	8/2/2027	1,686,470	1,662,320

Chemicals 0.54%
Axalta Coating Systems Dutch Holding B B.V 2022 USD Term Loan B (Netherlands)(a)	7.506% (3 Mo. Term SOFR + 3.00%	)	12/20/2029	500,000	502,813
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	–	(g)	10/15/2028	1,000,000	977,500	(h)
LSF11 A5 Holdco LLC Term Loan	–	(g)	10/15/2028	274,309	266,652
PMHC II, Inc. 2022 Term Loan B	9.076% (3 Mo. Term SOFR + 4.25%	)	4/23/2029	299,250	263,410
Total					2,010,375

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.23%
R1 RCM, Inc. 2022 Term Loan B	7.553% (1 Mo.Term SOFR + 3.00%	)	6/21/2029	$399,000	$399,249
TruGreen Limited Partnership 2020 Term Loan	–	(g)	11/2/2027	500,000	464,875
Total					864,124

Consumer Durables 0.18%
Griffon Corporation Term Loan B	7.009% (3 Mo. Term SOFR + 2.50%	)	1/24/2029	697,177	695,347

Consumer Non-Durables 0.10%
Coty Inc. 2018 USD Term Loan B	6.645% (1 Mo. LIBOR + 2.25%	)	4/7/2025	384,910	384,669

Containers 0.13%
Imprivata, Inc Term Loan	–	(g)	12/1/2027	500,000	490,358

Containers & Packaging 0.06%
Mauser Packaging Solutions Holding Company Term Loan B	–	(g)	8/31/2026	209,666	208,094	(h)

Diversified Capital Goods 0.36%
Grinding Media Inc. 2021 Term Loan B	7.70% - 8.77% (3 Mo. LIBOR + 4.00%	)	10/12/2028	870,511	855,277
Tank Holding Corp. 2022 Term Loan	10.41% (1 Mo.Term SOFR + 4.75%	)	3/31/2028	20,199	19,265
Tiger Acquisition, LLC 2021 Term Loan	7.82% (1 Mo. LIBOR + 3.25%	)	6/1/2028	498,734	485,682
Total					1,360,224

Electric: Generation 0.44%
Astoria Energy LLC 2020 Term Loan B	8.07% (1 Mo. LIBOR + 3.50%	)	12/10/2027	284,475	283,306
CPV Shore Holdings, LLC Term Loan	8.32% (1 Mo. LIBOR + 3.75%	)	12/29/2025	98,237	91,660
EFS Cogen Holdings I LLC 2020 Term Loan B	8.23% - 8.24% (3 Mo. LIBOR + 3.50%	)	10/1/2027	81,977	81,516
ExGen Renewables IV, LLC 2020 Term Loan	7.24% (3 Mo. LIBOR + 2.50%	)	12/15/2027	575,000	575,046
TerraForm Power Operating, LLC 2022 Term Loan B	7.43% (3 Mo. Term SOFR + 2.75%	)	5/21/2029	623,434	624,506
Total					1,656,034

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Integrated 0.31%
Compass Power Generation LLC 2022 Term Loan B2	8.925% (1 Mo.Term SOFR + 4.25%	)	4/14/2029	$484,688	$485,464
Helix Gen Funding, LLC Term Loan B	8.32% (1 Mo. LIBOR + 3.75%	)	6/3/2024	680,313	678,751
Total					1,164,215

Energy 0.37%
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(a)	8.004% (3 Mo. LIBOR + 3.25%	)	10/1/2025	673,242	673,663
Oryx Midstream Services Permian Basin LLC Term Loan B	7.924% (3 Mo. LIBOR + 3.25%	)	10/5/2028	723,141	722,085
Total					1,395,748

Energy: Exploration & Production 0.04%
Kestrel Acquisition, LLC 2018 Term Loan B	8.82% (1 Mo. LIBOR + 4.25%	)	6/2/2025	138,173	135,022

Entertainment 0.13%
Formula One Holdings Limited. Term Loan B (United Kingdom)(a)	7.811% (1 Mo.Term SOFR + 3.25%	)	1/15/2030	500,000	502,552

Financial 0.20%
AssuredPartners, Inc. 2020 Term Loan B	–	(g)	2/12/2027	500,000	495,520
Hub International Limited 2022 Term Loan B	–	(g)	11/10/2029	250,000	250,195
Total					745,715

Gaming/Leisure 0.85%
City Football Group Limited Term Loan (United Kingdom)(a)	7.508% (1 Mo. LIBOR + 3.00%	)	7/21/2028	850,000	823,437
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)	7.98% (3 Mo. LIBOR + 3.25%	)	11/12/2026	93,456	92,297
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)	7.98% (3 Mo. LIBOR + 3.25%	)	11/12/2026	655,544	647,419
NASCAR Holdings, Inc Term Loan B	7.07% (1 Mo. LIBOR + 2.50%	)	10/19/2026	532,029	532,915

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gaming/Leisure (continued)
Scientific Games Holdings LP 2022 USD Term Loan B	–	(g)	4/4/2029	$600,000	$591,171
Scientific Games International, Inc. 2022 USD Term Loan	7.578% (1 Mo.Term SOFR + 3.00%	)	4/14/2029	500,000	500,178
Total					3,187,417

Gas Distribution 0.41%
CQP Holdco LP 2021 Term Loan B	8.48% (3 Mo. LIBOR + 3.75%	)	6/5/2028	917,482	920,294
Freeport LNG Investments, LLLP Term Loan B	8.308% (3 Mo. LIBOR + 3.50%	)	12/21/2028	619,075	602,387
Total					1,522,681

Healthcare 0.55%
Gainwell Acquisition Corp. Term Loan B	–	(g)	10/1/2027	650,000	636,025
Medline Borrower, LP USD Term Loan B	7.82% (1 Mo. LIBOR + 3.25%	)	10/23/2028	723,995	704,335
Select Medical Corporation 2017 Term Loan B	7.07% (1 Mo. LIBOR + 2.50%	)	3/6/2025	725,000	722,734
Total					2,063,094

Housing 0.48%
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.709% (1 Mo. LIBOR + 3.25%	)	4/12/2028	149,619	140,474
Oscar AcquisitionCo, LLC Term Loan B	–	(g)	4/29/2029	700,000	679,777
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	–	(g)	2/1/2027	723,972	721,076
White Cap Buyer LLC Term Loan B	–	(g)	10/19/2027	274,307	272,593
Total					1,813,920

Information Technology 0.58%
MKS Instruments, Inc. 2022 USD Term Loan B	7.362% (1 Mo.Term SOFR + 2.75%	)	8/17/2029	733,163	733,489
Open Text Corporation 2022 Term Loan B (Canada)(a)	–	(g)	11/16/2029	700,000	700,000
SS&C Technologies Inc. 2022 Term Loan B6	–	(g)	3/22/2029	291,211	291,104
SS&C Technologies Inc. 2022 Term Loan B7	–	(g)	3/22/2029	438,789	438,626
Total					2,163,219

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Integrated Energy 0.21%
Esdec Solar Group B.V. Term Loan B (Canada)(a)	8.92% (3 Mo. LIBOR + 4.75%	)	8/30/2028		$394,737	$393,750
Oregon Clean Energy, LLC Term Loan	8.43% (1 Mo. LIBOR + 3.75%	)	3/1/2026		398,937	389,961
Total						783,711

Investments & Miscellaneous Financial Services 0.18%
Jane Street Group, LLC 2021 Term Loan	7.32% (1 Mo. LIBOR + 2.75%	)	1/26/2028		673,282	672,074

Leisure 0.01%
Vue International Bidco p.l.c. 2023 EUR PIK Term Loan(b)	–	(g)	12/31/2027	EUR	38,582	28,837

Machinery 0.24%
Chart Industries, Inc. 2022 Term Loan B	–	(g)	12/7/2029		$875,000	878,281	(h)
CMBF LLC Term Loan	10.459% (1 Mo. LIBOR + 6.00%	)	8/2/2028		16,366	14,975
Total						893,256

Manufacturing 1.17%
Frontier Communications Corp. 2021 1st Lien Term Loan	–	(g)	5/1/2028		1,000,000	982,890
Harsco Corporation 2021 Term Loan	6.926% (1 Mo.Term SOFR + 2.25%	)	3/10/2028		728,230	698,904
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(a)	–	(g)	2/1/2029		500,000	493,090
Madison IAQ LLC Term Loan	7.988% (3 Mo. LIBOR + 3.25%	)	6/21/2028		775,000	743,314
SPX Flow, Inc. 2022 Term Loan	–	(g)	4/5/2029		873,597	842,864
Virgin Media Bristol LLC USD Term Loan N	6.959% (1 Mo. LIBOR + 2.50%	)	1/31/2028		625,000	622,660
Total						4,383,722

Media: Content 0.01%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	11.57% (1 Mo. LIBOR + 7.00%	)	10/19/2026		50,000	37,650

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Medical Products 0.00%
Athenahealth, Inc. 2022 Delayed Draw Term loan(i)	3.50%		2/15/2029	$1,501	$1,427
Athenahealth, Inc. 2022 Term Loan B	8.012% (1 Mo.Term SOFR + 3.50%	)	2/15/2029	12,251	11,644
Total					13,071

Metals/Minerals 0.20%
Zekelman Industries, Inc. 2020 Term Loan	–	(g)	1/24/2027	775,000	770,517

Oil & Gas 0.11%
Parkway Generation, LLC Term Loan B	9.426% (1 Mo.Term SOFR + 4.75%	)	2/18/2029	369,126	365,434
Parkway Generation, LLC Term Loan C	9.426% (1 Mo.Term SOFR + 4.75%	)	2/18/2029	46,114	45,561
Total					410,995

Oil Field Equipment & Services 0.20%
Ulterra Drilling Technologies, LP Term Loan B	9.82% (1 Mo. LIBOR + 5.25%	)	11/26/2025	758,852	733,719

Pharmaceuticals 0.62%
Covetrus, Inc. Term Loan	9.58% (3 Mo. Term SOFR + 5.00%	)	10/13/2029	193,072	184,947
Jazz Financing Lux S.a.r.l. USD Term Loan	8.07% (1 Mo. LIBOR + 3.50%	)	5/5/2028	1,022,965	1,023,124
Option Care Health, Inc. 2021 Term Loan B	7.32% (1 Mo. LIBOR + 2.75%	)	10/27/2028	473,804	474,514
Organon & Co USD Term Loan	7.75% (3 Mo. LIBOR + 3.00%	)	6/2/2028	650,000	650,201
Total					2,332,786

Pipelines 0.07%
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	–	(g)	10/5/2028	259,470	259,091

Printing & Publishing 0.14%
Cengage Learning, Inc. 2021 Term Loan B	9.88% (3 Mo. LIBOR + 4.75%	)	7/14/2026	534,420	510,906

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Recreation & Travel 0.00%
Bulldog Purchaser Inc. 2018 Term Loan	8.411% (1 Mo.Term SOFR + 3.75%	)	9/5/2025	$15,608	$14,350

Restaurants 0.08%
IRB Holding Corp 2020 Term Loan B	7.32% (1 Mo. LIBOR + 2.75%	)	2/5/2025	284,254	284,210

Retail 0.49%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	7.69% (3 Mo. LIBOR + 3.25%	)	4/28/2028	434,253	433,778
Crocs, Inc. Term Loan B	–	(g)	2/20/2029	936,076	931,540
Miller’s Ale House, Inc. 2018 Term Loan	9.33% (3 Mo. LIBOR + 4.75%	)	5/30/2025	500,000	489,250
Total					1,854,568

Service 0.61%
APi Group DE, Inc. 2021 Incremental Term Loan B	–	(g)	1/3/2029	544,699	545,383
Instructure Holdings, Inc. 2021 Term Loan B	7.852% (3 Mo. LIBOR + 2.75%	)	10/30/2028	274,309	274,310
KUEHG Corp. 2018 Incremental Term Loan	–	(g)	2/21/2025	500,000	487,470
Prime Security Services Borrower, LLC 2021 Term Loan	7.517% (3 Mo. LIBOR + 2.75%	)	9/23/2026	473,794	474,091
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	–	(g)	7/30/2025	500,000	494,532
Total					2,275,786

Software 0.07%
ECL Entertainment, LLC Term Loan	–	(g)	5/1/2028	249,367	249,913

Software/Services 0.26%
Cloud Software Group, Inc. 2022 USD Term Loan	9.18% (3 Mo. Term SOFR + 4.50%	)	3/30/2029	485,000	448,928
NortonLifeLock Inc. 2022 Term Loan B	6.661% (1 Mo.Term SOFR + 2.00%	)	9/12/2029	522,060	521,569
Total					970,497

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Specialty Retail 0.25%
PetSmart, Inc. 2021 Term Loan B	8.411% (1 Mo. LIBOR + 3.75%	)	2/11/2028		$957,343	$952,159

Support: Services 0.36%
Aramark Services, Inc. 2018 Term Loan B3	6.32% (1 Mo. LIBOR + 1.75%	)	3/11/2025		430,000	429,058
AVSC Holding Corp. 2020 Term Loan B1	7.685% - 8.04% (3 Mo. LIBOR + 3.50%	)	3/3/2025		70	66
Sabre GLBL Inc. 2021 Term Loan B1	8.07% (1 Mo. LIBOR + 3.50%	)	12/17/2027		21,095	19,513
Sabre GLBL Inc. 2021 Term Loan B2	8.07% (1 Mo. LIBOR + 3.50%	)	12/17/2027		33,627	31,105
Sabre GLBL Inc. 2022 1st Lien Term Loan B	9.661% (1 Mo.Term SOFR + 5.00%	)	6/30/2028		907,233	870,096
Total						1,349,838

Theaters & Entertainment 0.00%
Vue International Bidco p.l.c. 2022 EUR Term Loan(b)	9.766% (3 Mo. EURIBOR + 8.00%	)	6/30/2027	EUR	6,827	6,606

Transportation: Infrastructure/Services 0.15%
Uber Technologies, Inc. 2021 1st Lien Term Loan B	8.235% (3 Mo. LIBOR + 3.50%	)	4/4/2025		$548,564	549,598

Utility 0.09%
USIC Holdings, Inc. 2021 Term Loan	8.07% (1 Mo. LIBOR + 3.50%	)	5/12/2028		349,116	340,063
Total Floating Rate Loans (cost $51,113,866)						51,467,514

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.00%
Great Wolf Trust 2019-WOLF B† (cost $13,129)	5.927% (1 Mo. Term SOFR + 1.45%	)#	12/15/2036		15,000	14,642

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.01%

Commercial Banks
Synovus Financial Corp.(cost $31,620)	6.30% (3 Mo. LIBOR + 3.35%	)#	1,200	$29,880
Total Long-Term Investments (cost $361,281,732)				365,868,377

			Principal Amount

SHORT-TERM INVESTMENTS 8.05%

REPURCHASE AGREEMENTS 8.05%
Repurchase Agreement dated 01/31/2023, 2.050% due 02/01/2023 with Fixed Income Clearing Corp. collateralized by $10,296,900 of U.S. Treasury Note at 4.500% due 11/30/2024; value: $10,396,336; proceeds: $10,192,972 (cost $10,192,391)			$10,192,391	10,192,391
Repurchase Agreement dated 01/31/2023, 4.330% due 02/01/2023 with TD Securities USA LLC collateralized by $22,572,000 of U.S. Treasury Note at 0.50% due 02/28/2026; value: $20,399,445; proceeds: $20,001,947 (cost $19,999,542)			19,999,542	19,999,542
Total Short-Term Investments (cost $30,191,933)				30,191,933
Total Investments in Securities 105.57% (cost $391,473,665)				396,060,310
Less Unfunded Loan Commitments (0.00%) (cost $1,343)				(1,427)
Net Investments in Securities 105.57% (cost $391,472,322)				396,058,883
Other Assets and Liabilities – Net(j) (5.57)%				(20,881,454)
Net Assets 100.00%				$375,177,429

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $209,962,585, which represents 55.96% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2023.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(k)).
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2023.
(g)	Interest Rate to be determined.
(h)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security partially/fully unfunded.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes - Sell Protection at January 31, 2023(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.S39(4)(5)		5.00%	12/20/2027	$35,447,000	$662,744	$978,125	$315,381

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contract and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps contracts on Indexes amounted to $315,381. Total unrealized depreciation on Credit Default Swap contracts on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swap contracts on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at January 31, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront	Value	Agreements Unrealized Appreciation
Bank of America	4.900%	CPI Urban Consumer NSA	1/15/2024	$41,000,000	$(69,786)	$(67,111)	$2,675
Bank of America	4.415%	CPI Urban Consumer NSA	6/1/2023	1,676,000	—	5,795	5,795
Bank of America	4.110%	CPI Urban Consumer NSA	7/1/2023	1,432,559	—	4,469	4,469
Bank of America	2.410%	CPI Urban Consumer NSA	9/30/2023	2,042,563	—	4,485	4,485
Unrealized Appreciation on CPI Centrally Cleared Swap Contracts					$(69,786)	$(52,362)	$17,424

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	4.900%	CPI Urban Consumer NSA	1/15/2024	$2,137,000	$(3,498)
Bank of America	2.383%	CPI Urban Consumer NSA	1/30/2025	8,465,000	(13,704)
Unrealized Depreciation on CPI Centrally Cleared Swap Contracts					$(17,202)

Forward Foreign Currency Exchange Contracts at January 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	3/13/2023	110,000	$117,506	$119,886	$2,380
Euro	Buy	Bank of America	3/13/2023	265,000	285,669	288,817	3,148
Euro	Buy	Bank of America	3/13/2023	632,000	688,241	688,800	559
Euro	Buy	Morgan Stanley	3/13/2023	434,000	463,036	473,005	9,969
Euro	Buy	Morgan Stanley	3/13/2023	550,000	593,953	599,430	5,477
Euro	Buy	State Street Bank and Trust	3/13/2023	157,000	167,822	171,110	3,288
Euro	Buy	Toronto Dominion Bank	3/13/2023	552,000	597,854	601,610	3,756
British pound	Sell	Morgan Stanley	3/8/2023	129,000	160,048	159,157	891
British pound	Sell	Morgan Stanley	3/8/2023	138,000	171,263	170,261	1,002
British pound	Sell	State Street Bank and Trust	3/8/2023	127,000	158,226	156,689	1,537
Euro	Sell	Toronto Dominion Bank	3/13/2023	986,000	1,074,905	1,074,615	290
Swiss franc	Sell	State Street Bank and Trust	5/23/2023	376,000	416,136	415,490	646
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$32,943

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Bank of America	3/8/2023	90,000	$110,688	$111,040	$(352)
British pound	Sell	Bank of America	3/8/2023	97,000	118,005	119,676	(1,671)
British pound	Sell	State Street Bank and Trust	3/8/2023	458,000	549,004	565,068	(16,064)
British pound	Sell	State Street Bank and Trust	3/8/2023	292,000	356,131	360,262	(4,131)
British pound	Sell	State Street Bank and Trust	3/8/2023	94,000	115,630	115,975	(345)
British pound	Sell	Toronto Dominion Bank	3/8/2023	1,220,000	1,484,313	1,505,203	(20,890)
Euro	Sell	Bank of America	3/13/2023	1,538,000	1,647,224	1,676,225	(29,001)
Euro	Sell	Bank of America	3/13/2023	363,000	390,290	395,624	(5,334)
Euro	Sell	Morgan Stanley	3/13/2023	338,000	360,868	368,377	(7,509)
Euro	Sell	Morgan Stanley	3/13/2023	292,000	312,800	318,243	(5,443)
Euro	Sell	State Street Bank and Trust	3/13/2023	11,879,000	12,620,321	12,946,606	(326,285)
Euro	Sell	State Street Bank and Trust	3/13/2023	1,184,000	1,257,307	1,290,410	(33,103)
Euro	Sell	State Street Bank and Trust	3/13/2023	261,000	276,856	284,457	(7,601)
Euro	Sell	State Street Bank and Trust	3/13/2023	280,000	299,370	305,164	(5,794)
Euro	Sell	State Street Bank and Trust	3/13/2023	309,000	329,835	336,771	(6,936)
Euro	Sell	State Street Bank and Trust	3/13/2023	570,000	606,593	621,228	(14,635)
Euro	Sell	State Street Bank and Trust	3/13/2023	882,000	942,401	961,268	(18,867)
Euro	Sell	State Street Bank and Trust	3/13/2023	944,000	1,005,760	1,028,840	(23,080)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(527,041)

Futures Contracts at January 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	March 2023	73	Short	EUR	(8,580,420)	EUR	(8,562,900)	$19,047
U.S. 10-Year Treasury Note	March 2023	46	Short		$(5,267,808)		$(5,267,719)	89
Total Unrealized Appreciation on Futures Contracts								$19,136

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2023	153	Long	$31,525,087	$31,464,211	$(60,876)

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$7,764,823	$–	$7,764,823
Convertible Bonds	–	7,666,617	–	7,666,617
Corporate Bonds	–	298,924,901	–	298,924,901
Floating Rate Loans
Aerospace/Defense	–	1,150,491	816,506	1,966,997
Chemicals	–	1,032,875	977,500	2,010,375
Containers & Packaging	–	–	208,094	208,094
Machinery	–	14,975	878,281	893,256
Remaining Industries	–	46,388,792	–	46,388,792
Less Unfunded Commitments	–	(1,427)	–	(1,427)
Non-Agency Commercial
Mortgage-Backed Securities	–	14,642	–	14,642
Preferred Stocks	29,880	–	–	29,880
Short-Term Investments
Repurchase Agreements	–	30,191,933	–	30,191,933
Total	$29,880	$393,148,622	$2,880,381	$396,058,883

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$978,125	$–	$978,125
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	14,749	–	14,749
Liabilities	–	(84,313)	–	(84,313)
Forward Foreign Currency Exchange Contracts
Assets	–	32,943	–	32,943
Liabilities	–	(527,041)	–	(527,041)
Futures Contracts
Assets	19,136	–	–	19,136
Liabilities	(60,876)	–	–	(60,876)
Total	$(41,740)	$414,463	$–	$372,723

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	67

Statements of Assets and Liabilities (unaudited)

January 31, 2023

	Climate Focused Bond Fund	Emerging Markets Equity Fund
ASSETS:
Investments in securities, at cost	$21,066,091	$4,419,580
Investments in securities, at fair value	$19,029,849	$4,659,795
Cash	259	46,349
Deposits with brokers for futures collateral	73,458	–
Foreign cash, at value (cost $0 and $57,687, respectively)	–	46,673
Receivables:
Investment securities sold	583,086	118,361
Capital shares sold	291,059	43,600
Interest and dividends	132,931	17,308
From advisor (See Note 3)	16,004	8,346
Unrealized appreciation on forward foreign currency exchange contracts	25,524	–
Prepaid expenses	46,795	51,899
Total assets	20,198,965	4,992,331
LIABILITIES:
Payables:
Variation margin for futures contracts	6,831	–
Management fee	5,770	2,612
Investment securities purchased	2,121	88,670
12b-1 distribution plan	1,522	1,005
Capital shares reacquired	1,444	–
Fund administrative service fees	659	161
Trustees’ fees	469	173
Due to broker for forwards and swaps collateral	10,000	–
Foreign capital gains taxes deferred	–	1,193
Unrealized depreciation on forward foreign currency exchange contracts	221,304	–
Foreign currency overdraft (cost $2,523 and $0, respectively)	7,672	–
Distributions payable	45,856	–
Accrued expenses and other liabilities	66,069	5,283
Total liabilities	369,717	99,097
NET ASSETS	$19,829,248	$4,893,234
COMPOSITION OF NET ASSETS:
Paid-in capital	$24,126,314	$5,107,425
Total distributable earnings (loss)	(4,297,066)	(214,191)
Net Assets	$19,829,248	$4,893,234

68	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

January 31, 2023

	International Growth Fund	Short Duration High Yield Fund
ASSETS:
Investments in securities, at cost	$2,026,640	$391,472,322
Investments in securities, at fair value	$2,127,092	$396,058,883
Cash	33,695	1,518
Deposits with brokers for futures collateral	–	361,143
Deposits with brokers for forwards and swaps collateral	–	4,398,538
Foreign cash, at value (cost $30,994 and $16,389, respectively)	29,470	16,335
Receivables:
Investment securities sold	25,252	1,995,784
Capital shares sold	–	15,150,628
Interest and dividends	4,157	5,188,233
From advisor (See Note 3)	17,609	11,899
Variation margin for centrally cleared swap agreements	–	243,331
Variation margin for futures contracts	–	3,004
Unrealized appreciation on forward foreign currency exchange contracts	–	32,943
Unrealized appreciation on unfunded commitments	–	84
Prepaid expenses	61,034	107,068
Total assets	2,298,309	423,569,391
LIABILITIES:
Payables:
Management fee	821	89,679
Investment securities purchased	5,951	45,001,117
Custody	13,639	–
Professional	19,198	–
Reports to shareholders	8,234	–
12b-1 distribution plan	362	11,231
Capital shares reacquired	–	791,705
Fund administrative service fees	73	10,249
Trustees’ fees	621	287
Foreign capital gains taxes deferred	7	–
Unrealized depreciation on forward foreign currency exchange contracts	–	527,041
Distributions payable	–	1,929,066
Accrued expenses and other liabilities	1,125	31,587
Total liabilities	50,031	48,391,962
NET ASSETS	$2,248,278	$375,177,429
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,645,295	$372,694,644
Total distributable earnings (loss)	(397,017)	2,482,785
Net Assets	$2,248,278	$375,177,429

See Notes to Financial Statements.	69

Statements of Assets and Liabilities (unaudited)(continued)

January 31, 2023

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Net Assets by class:
Class A Shares	$4,503,573	$2,976,210
Class C Shares	$763,297	$479,070
Class F Shares	$3,735,034	$23,964
Class F3 Shares	$103,769	$239,715
Class I Shares	$10,140,722	$455,131
Class R3 Shares	$20,757	$–
Class R4 Shares	$27,255	$–
Class R5 Shares	$20,757	$–
Class R6 Shares	$514,084	$719,144
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	542,506	207,343
Class C Shares	91,955	33,504
Class F Shares	449,890	1,667
Class F3 Shares	12,500	16,667
Class I Shares	1,221,373	31,667
Class R3 Shares	2,500	–
Class R4 Shares	3,283	–
Class R5 Shares	2,500	–
Class R6 Shares	61,943	50,000
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.30	$14.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$8.49	$15.23
Class C Shares-Net asset value	$8.30	$14.30
Class F Shares-Net asset value	$8.30	$14.38
Class F3 Shares-Net asset value	$8.30	$14.38
Class I Shares-Net asset value	$8.30	$14.37
Class R3 Shares-Net asset value	$8.30	$–
Class R4 Shares-Net asset value	$8.30	$–
Class R5 Shares-Net asset value	$8.30	$–
Class R6 Shares-Net asset value	$8.30	$14.38

70	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2023

	International Growth Fund	Short Duration High Yield Fund
Net Assets by class:
Class A Shares	$1,320,537	$33,100,846
Class C Shares	$97,048	$6,218,242
Class F Shares	$80,359	$62,012,745
Class F3 Shares	$8,037	$9,073
Class I Shares	$8,027	$273,423,024
Class R3 Shares	$8,005	$9,073
Class R4 Shares	$8,016	$9,073
Class R5 Shares	$8,027	$9,073
Class R6 Shares	$710,222	$386,280
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	109,873	3,400,034
Class C Shares	8,117	638,846
Class F Shares	6,667	6,373,544
Class F3 Shares	667	932
Class I Shares	667	28,135,503
Class R3 Shares	667	932
Class R4 Shares	667	932
Class R5 Shares	667	932
Class R6 Shares	58,920	39,675
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.02	$9.74
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75% and 2.25%, respectively)	$12.75	$9.96
Class C Shares-Net asset value*	$11.95	$9.73
Class F Shares-Net asset value	$12.05	$9.73
Class F3 Shares-Net asset value*	$12.05	$9.74
Class I Shares-Net asset value*	$12.04	$9.72
Class R3 Shares-Net asset value*	$12.01	$9.74
Class R4 Shares-Net asset value*	$12.02	$9.74
Class R5 Shares-Net asset value*	$12.04	$9.74
Class R6 Shares-Net asset value	$12.05	$9.74
* Net asset value may not recalculate due to rounding of fractional shares.

See Notes to Financial Statements.	71

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2023

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $4,188, respectively)	$–	$59,141
Interest and other	261,167	342
Total investment income	261,167	59,483
Expenses:
Management fee	34,765	16,793
12b-1 distribution plan-Class A	4,861	3,349
12b-1 distribution plan-Class C	3,269	2,209
12b-1 distribution plan-Class F	1,974	11
12b-1 distribution plan-Class R3	54	–
12b-1 distribution plan-Class R4	31	–
Registration	58,327	25,340
Professional	27,223	17,698
Reports to shareholders	6,993	573
Custody	6,188	7,305
Shareholder servicing	5,101	2,162
Fund administrative service fees	3,973	891
Trustees’ fees	289	239
Other	7,317	2,710
Gross expenses	160,365	79,280
Expense reductions (See Note 9)	(298)	(55)
Fees waived and expenses reimbursed (See Note 3)	(107,253)	(52,589)
Net expenses	52,814	26,636
Net investment income	208,353	32,847
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(883,318)	(160,760)
Net realized gain (loss) on futures contracts	45,071	–
Net realized gain (loss) on forward foreign currency exchange contracts	125,674	(78)
Net realized gain (loss) on swap contracts	17,808	–
Net realized gain (loss) on foreign currency related transactions	61,940	(4,546)
Net change in unrealized appreciation/depreciation on investments	446,763	492,107
Net change in unrealized appreciation/depreciation on futures contracts	(103,592)	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(482,743)	–
Net change in unrealized appreciation/depreciation on swap contracts	9,074	–
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	(2,073)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(3,021)	(8,271)
Net change in unrealized appreciation/depreciation on unfunded commitments	639	–
Net realized and unrealized gain (loss)	(765,705)	316,379
Net Increase (Decrease) in Net Assets Resulting From Operations	$(557,352)	$349,226

72	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended January 31, 2023

	International Growth Fund	Short Duration High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $1,056 and $0, respectively)	$11,227	$3,516
Interest and other (net of foreign withholding taxes of $0 and $4,332, respectively)	8	4,339,227
Total investment income	11,235	4,342,743
Expenses:
Management fee	5,786	229,133
12b-1 distribution plan–Class A	1,497	18,123
12b-1 distribution plan–Class C	444	11,241
12b-1 distribution plan–Class F	37	15,940
12b-1 distribution plan–Class R3	19	23
12b-1 distribution plan–Class R4	9	11
Registration	68,581	60,891
Professional	23,690	28,827
Reports to shareholders	4,295	9,735
Custody	23,330	10,221
Shareholder servicing	243	17,922
Fund administrative service fees	394	23,918
Trustees’ fees	238	255
Other	5,348	6,490
Gross expenses	133,911	432,730
Expense reductions (See Note 9)	(22)	(2,281)
Fees waived and expenses reimbursed (See Note 3)	(124,567)	(120,100)
Net expenses	9,322	310,349
Net investment income	1,913	4,032,394
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(158,614)	(651,453)
Net realized gain (loss) on futures contracts	–	(36,469)
Net realized gain (loss) on forward foreign currency exchange contracts	–	(228,223)
Net realized gain (loss) on swap contracts	–	392,099
Net realized gain (loss) on foreign currency related transactions	1,916	(26,567)
Net change in unrealized appreciation/depreciation on investments	251,753	5,743,434
Net change in unrealized appreciation/depreciation on futures contracts	–	(40,588)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	(585,189)
Net change in unrealized appreciation/depreciation on swap contracts	–	285,483
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	(7)	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(857)	7,673
Net change in unrealized appreciation/depreciation on unfunded commitments	–	113
Net realized and unrealized gain (loss)	94,191	4,860,313
Net Increase in Net Assets Resulting From Operations	$96,104	$8,892,707

See Notes to Financial Statements.	73

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2023

	Climate Focused Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Operations:
Net investment income	$208,353	$298,306
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(632,825)	496,698
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, deferred foreign capital gains taxes, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(132,880)	(2,851,871)
Net increase (decrease) in net assets resulting from operations	(557,352)	(2,056,867)
Distributions to shareholders:
Class A	(326,826)	(170,879)
Class C	(54,268)	(24,062)
Class F	(279,135)	(139,527)
Class F3	(7,830)	(4,520)
Class I	(670,398)	(434,586)
Class R3	(1,508)	(768)
Class R4	(1,941)	(829)
Class R5	(1,562)	(890)
Class R6	(36,760)	(16,360)
Total distributions to shareholders	(1,380,228)	(792,421)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,856,691	4,697,265
Reinvestment of distributions	707,167	377,603
Cost of shares reacquired	(1,784,636)	(5,069,488)
Net increase in net assets resulting from capital share transactions	779,222	5,380
Net increase (decrease) in net assets	(1,158,358)	(2,843,908)
NET ASSETS:
Beginning of period	$20,987,606	$23,831,514
End of period	$19,829,248	$20,987,606
(a)	For the period March 2, 2022, commencement of operations, to July 31, 2022.

74	See Notes to Financial Statements.

Emerging Markets Equity Fund
For the Six Months Ended January 31, 2023 (unaudited)	For the Period Ended July 31, 2022(a)

$32,847	$56,807

(165,384)	(279,118)

481,763	(258,214)
349,226	(480,525)

(49,846)	–
(6,897)	–
(427)	–
(4,362)	–
(8,275)	–
–	–
–	–
–	–
(13,085)	–
(82,892)	–

91,637	5,021,418
307	–
(201)	(5,736)

91,743	5,015,682
358,077	4,535,157

$4,535,157	$–
$4,893,234	$4,535,157

See Notes to Financial Statements.	75

Statements of Changes in Net Assets (concluded)

For the Six Months Ended January 31, 2023

	International Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022
Operations:
Net investment income	$1,913	$10,409
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(156,698)	(324,936)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, deferred foreign capital gains taxes, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	250,889	(182,276)
Net increase (decrease) in net assets resulting from operations	96,104	(496,803)
Distributions to shareholders:
Class A	(8,008)	–
Class C	–	–
Class F	(577)	–
Class F3	(68)	–
Class I	(65)	–
Class R3	(26)	–
Class R4	(46)	–
Class R5	(65)	–
Class R6	(5,097)	–
Total distributions to shareholders	(13,952)	–
Capital share transactions (See Note 15):
Net proceeds from sales of shares	129,590	465,388
Reinvestment of distributions	3,081	–
Cost of shares reacquired	(74)	(2,780)
Net increase in net assets resulting from capital share transactions	132,597	462,608
Net increase (decrease) in net assets	214,749	(34,195)
NET ASSETS:
Beginning of period	$2,033,529	$2,067,724
End of period	$2,248,278	$2,033,529

76	See Notes to Financial Statements.

Short Duration High Yield Fund
For the Six Months Ended January 31, 2023 (unaudited)	For the Year Ended July 31, 2022

$4,032,394	$1,108,429

(550,613)	(645,748)

5,410,926	(1,526,898)
8,892,707	(1,064,217)

(627,830)	(847,838)
(81,498)	(91,058)
(1,135,054)	(596,325)
(316)	(736)
(2,499,133)	(61,323)
(300)	(693)
(303)	(706)
(314)	(732)
(9,133)	(14,887)
(4,353,881)	(1,614,298)

374,436,628	28,397,257
4,151,330	1,210,031
(38,902,740)	(14,005,290)

339,685,218	15,601,998
344,224,044	12,923,483

$30,953,385	$18,029,902
$375,177,429	$30,953,385

See Notes to Financial Statements.	77

Financial Highlights (unaudited)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2023(c)	$9.16	$0.09		$(0.33)	$(0.24)	$(0.62)	$–	$(0.62)
7/31/2022	10.38	0.12		(1.00)	(0.88)	(0.24)	(0.10)	(0.34)
7/31/2021	10.30	0.13		0.14	0.27	(0.19)	–	(0.19)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class C
1/31/2023(c)	9.16	0.06		(0.33)	(0.27)	(0.59)	–	(0.59)
7/31/2022	10.38	0.05		(0.99)	(0.94)	(0.18)	(0.10)	(0.28)
7/31/2021	10.30	0.05		0.13	0.18	(0.10)	–	(0.10)
5/20/2020 to 7/31/2020(f)	10.00	0.01	(g)	0.31 (g)	0.32	(0.02)	–	(0.02)
Class F
1/31/2023(c)	9.16	0.10		(0.34)	(0.24)	(0.62)	–	(0.62)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class F3
1/31/2023(c)	9.16	0.10		(0.33)	(0.23)	(0.63)	–	(0.63)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.13	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class I
1/31/2023(c)	9.16	0.10		(0.34)	(0.24)	(0.62)	–	(0.62)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.14		0.15	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R3
1/31/2023(c)	9.16	0.07		(0.33)	(0.26)	(0.60)	–	(0.60)
7/31/2022	10.38	0.09		(1.00)	(0.91)	(0.21)	(0.10)	(0.31)
7/31/2021	10.30	0.10		0.13	0.23	(0.15)	–	(0.15)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.31 (g)	0.33	(0.03)	–	(0.03)
Class R4
1/31/2023(c)	9.16	0.09		(0.34)	(0.25)	(0.61)	–	(0.61)
7/31/2022	10.38	0.11		(1.00)	(0.89)	(0.23)	(0.10)	(0.33)
7/31/2021	10.30	0.12		0.14	0.26	(0.18)	–	(0.18)
5/20/2020 to 7/31/2020(f)	10.00	0.02	(g)	0.32 (g)	0.34	(0.04)	–	(0.04)

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.30	(2.56	)(d)	0.65	(e)	1.72	(e)	1.98	(e)	$4,504	35	(d)
9.16	(8.72)		0.65		1.63		1.21		5,108	74
10.38	2.60		0.65		2.05		1.25		4,366	69
10.30	3.37	(d)(h)	0.65	(e)	3.04	(e)	1.28	(e)	3,521	17	(d)

8.30	(2.81	)(d)	1.26	(e)	2.33	(e)	1.37	(e)	763	35	(d)
9.16	(9.29)		1.29		2.27		0.57		852	74
10.38	1.79		1.45		2.84		0.46		901	69
10.30	3.21	(d)(h)	1.45	(e)	3.84	(e)	0.49	(e)	622	17	(d)

8.30	(2.42	)(d)	0.45	(e)	1.62	(e)	2.18	(e)	3,735	35	(d)
9.16	(8.53)		0.45		1.53		1.41		4,134	74
10.38	2.81		0.45		1.95		1.45		3,866	69
10.30	3.41	(d)(h)	0.45	(e)	2.93	(e)	1.46	(e)	3,089	17	(d)

8.30	(2.40	)(d)	0.41	(e)	1.48	(e)	2.22	(e)	104	35	(d)
9.16	(8.47)		0.39		1.42		1.46		115	74
10.38	2.88		0.38		1.81		1.53		130	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	129	17	(d)

8.30	(2.42	)(d)	0.45	(e)	1.51	(e)	2.18	(e)	10,141	35	(d)
9.16	(8.53)		0.45		1.41		1.40		10,282	74
10.38	2.80		0.45		1.72		1.40		14,042	69
10.30	3.41	(d)(h)	0.45	(e)	2.85	(e)	1.46	(e)	3,089	17	(d)

8.30	(2.66	)(d)	0.95	(e)	1.98	(e)	1.70	(e)	21	35	(d)
9.16	(8.98)		0.95		1.93		0.90		23	74
10.38	2.29		0.95		2.37		0.95		26	69
10.30	3.31	(d)(h)	0.95	(e)	3.33	(e)	0.98	(e)	26	17	(d)

8.30	(2.53	)(d)	0.70	(e)	1.76	(e)	1.96	(e)	27	35	(d)
9.16	(8.76)		0.70		1.67		1.16		23	74
10.38	2.54		0.70		2.12		1.20		26	69
10.30	3.36	(d)(h)	0.70	(e)	3.08	(e)	1.24	(e)	26	17	(d)

See Notes to Financial Statements.	79

Financial Highlights (unaudited)(continued)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
1/31/2023(c)	$9.16	$0.10		$(0.33)	(0.23)	$(0.63)	$–	$(0.63)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)
Class R6
1/31/2023(c)	9.16	0.10		(0.33)	(0.23)	(0.63)	–	(0.63)
7/31/2022	10.37	0.14		(0.99)	(0.85)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.12	0.28	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(f)	10.00	0.03	(g)	0.31 (g)	0.34	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 5/20/2020 through 5/28/2020.
(h)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.30	(2.41	)(d)	0.45	(e)	1.49	(e)	2.19	(e)	$21	35	(d)
9.16	(8.53)		0.45		1.42		1.41		23	74
10.38	2.80		0.45		1.86		1.45		26	69
10.30	3.41	(d)(h)	0.45	(e)	2.83	(e)	1.49	(e)	26	17	(d)

8.30	(2.40	)(d)	0.41	(e)	1.47	(e)	2.24	(e)	514	35	(d)
9.16	(8.47)		0.39		1.43		1.46		428	74
10.37	2.88		0.38		1.79		1.52		449	69
10.30	3.43	(d)(h)	0.38	(e)	2.63	(e)	1.53	(e)	309	17	(d)

See Notes to Financial Statements.	81

Financial Highlights (unaudited)(continued)

EMERGING MARKETS EQUITY FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
1/31/2023(e)	$13.56	$0.10		$0.94		$1.04	$(0.25)	$14.35
3/2/2022 to 7/31/2022(f)	15.00	0.17	(g)	(1.61	)(g)	(1.44)	—	13.56
Class C
1/31/2023(e)	13.52	0.05		0.94		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(f)	15.00	0.13	(g)	(1.61	)(g)	(1.48)	—	13.52
Class F
1/31/2023(e)	13.58	0.11		0.95		1.06	(0.26)	14.38
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	—	13.58
Class F3
1/31/2023(e)	13.58	0.12		0.94		1.06	(0.26)	14.38
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	—	13.58
Class I
1/31/2023(e)	13.58	0.11		0.94		1.05	(0.26)	14.37
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	—	13.58
Class R6
1/31/2023(e)	13.58	0.12		0.94		1.06	(0.26)	14.38
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	—	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Not annualized.
(c)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(h)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)		Total expenses after waivers and/or reim- bursements (%)(d)	Total expenses (%)(d)	Net invest- ment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(b)

7.76		1.21	3.58	1.46	$2,976	72
(9.53	)(h)	1.24	3.77	2.86	2,727	56

7.37		1.96	4.33	0.71	479	72
(9.80	)(h)	1.99	4.52	2.11	451	56

7.97		0.96	3.44	1.71	24	72
(9.47	)(h)	0.99	3.62	3.11	23	56

7.93		0.88	3.22	1.79	240	72
(9.40	)(h)	0.91	3.41	3.20	226	56

7.93		0.96	3.33	1.71	455	72
(9.47	)(h)	0.99	3.52	3.11	430	56

7.93		0.88	3.22	1.79	719	72
(9.40	)(h)	0.91	3.41	3.19	679	56

See Notes to Financial Statements.	83

Financial Highlights (unaudited)(continued)

INTERNATIONAL GROWTH FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
1/31/2023(c)	$11.58	$0.01		$0.50		$0.51	$(0.07)	$12.02
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12
Class C
1/31/2023(c)	11.49	(0.03)		0.49		0.46	–	11.95
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(f)	15.00	(0.02	)(g)	0.13	(g)	0.11	–	15.11
Class F
1/31/2023(c)	11.62	0.02		0.50		0.52	(0.09)	12.05
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class F3
1/31/2023(c)	11.63	0.02		0.50		0.52	(0.10)	12.05
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class I
1/31/2023(c)	11.62	0.02		0.50		0.52	(0.10)	12.04
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class R3
1/31/2023(c)	11.55	–	(i)	0.50		0.50	(0.04)	12.01
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)(i)	0.12	(g)	0.11	–	15.11
Class R4
1/31/2023(c)	11.58	0.01		0.50		0.51	(0.07)	12.02
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12

84	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.50	(d)	1.03	(e)	13.65	(e)	0.12	(e)	$1,321	49	(d)
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(d)(h)	1.06	(e)	16.19	(e)	(0.38	)(e)	1,058	5	(d)

4.00	(d)	1.78	(e)	14.40	(e)	(0.63	)(e)	97	49	(d)
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(d)(h)	1.81	(e)	16.91	(e)	(1.13	)(e)	102	5	(d)

4.60	(d)	0.77	(e)	13.50	(e)	0.37	(e)	80	49	(d)
(23.27)		0.81		6.51		0.68		77	84
0.87	(d)(h)	0.81	(e)	16.02	(e)	(0.14	)(e)	101	5	(d)

4.65	(d)	0.68	(e)	13.41	(e)	0.47	(e)	8	49	(d)
(23.13)		0.73		6.27		0.74		8	84
0.87	(d)(h)	0.73	(e)	15.76	(e)	(0.15	)(e)	10	5	(d)

4.62	(d)	0.81	(e)	13.46	(e)	0.35	(e)	8	49	(d)
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

4.36	(d)	1.22	(e)	13.83	(e)	(0.08	)(e)	8	49	(d)
(23.61)		1.31		6.93		0.18		8	84
0.80	(d)(h)	1.31	(e)	16.38	(e)	(0.62	)(e)	10	5	(d)

4.45	(d)	0.97	(e)	13.60	(e)	0.16	(e)	8	49	(d)
(23.41)		1.06		6.68		0.41		8	84
0.80	(d)(h)	1.06	(e)	16.12	(e)	(0.35	)(e)	10	5	(d)

See Notes to Financial Statements.	85

Financial Highlights (unaudited)(continued)

INTERNATIONAL GROWTH FUND

	Per Share Operating Performance:
	Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R5
1/31/2023(c)	$11.62	$0.02		$0.50		$0.52	$(0.10)	$12.04
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class R6
1/31/2023(c)	11.63	0.02		0.50		0.52	(0.10)	12.05
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(h)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(i)	Amount less than $0.01.

86	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.62	(d)	0.76	(e)	13.40	(e)	0.40	(e)	$8	49	(d)
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

4.56	(d)	0.68	(e)	13.36	(e)	0.45	(e)	710	49	(d)
(23.13)		0.73		6.28		0.76		584	84
0.87	(d)(h)	0.73	(e)	15.78	(e)	(0.06	)(e)	756	5	(d)

See Notes to Financial Statements.	87

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2023(c)	$9.83	$0.31		$(0.07	)(i)	$0.24	$(0.33)	$–	$(0.33)
7/31/2022	11.00	0.49		(0.92)		(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48		0.57		1.05	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.17)	–	(0.17)
Class C
1/31/2023(c)	9.83	0.28		(0.08	)(i)	0.20	(0.30)	–	(0.30)
7/31/2022	11.00	0.42		(0.92)		(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42		0.55		0.97	(0.51)	(0.07)	(0.58)
4/22/2020 to 7/31/2020(f)	10.00	0.13	(g)	0.62	(g)	0.75	(0.14)	–	(0.14)
Class F
1/31/2023(c)	9.83	0.32		(0.08	)(i)	0.24	(0.34)	–	(0.34)
7/31/2022	11.00	0.52		(0.92)		(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.55		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class F3
1/31/2023(c)	9.83	0.32		(0.07	)(i)	0.25	(0.34)	–	(0.34)
7/31/2022	11.00	0.52		(0.92)		(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.54		1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class I
1/31/2023(c)	9.82	0.32		(0.08	)(i)	0.24	(0.34)	–	(0.34)
7/31/2022	11.00	0.52		(0.93)		(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class R3
1/31/2023(c)	9.83	0.29		(0.07	)(i)	0.22	(0.31)	–	(0.31)
7/31/2022	11.00	0.46		(0.92)		(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48		0.53		1.01	(0.56)	(0.07)	(0.63)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–	(0.16)
Class R4
1/31/2023(c)	9.83	0.30		(0.06	)(i)	0.24	(0.33)	–	(0.33)
7/31/2022	11.00	0.48		(0.91)		(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51		0.53		1.04	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(f)	10.00	0.15	(g)	0.63	(g)	0.78	(0.16)	–	(0.16)

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.74	2.53	(d)	0.68	(e)	1.01	(e)	6.43	(e)	$33,101	37	(d)
9.83	(4.04)		0.71		1.70		4.69		11,090	123
11.00	10.22		0.71		2.00		4.43		9,849	69
10.61	7.81	(d)(h)	0.71	(e)	3.95	(e)	5.45	(e)	1,727	27	(d)

9.73	2.08	(d)	1.33	(e)	1.64	(e)	5.76	(e)	6,218	37	(d)
9.83	(4.71)		1.42		2.41		4.00		1,399	123
11.00	9.34		1.51		2.91		3.81		1,324	69
10.61	7.58	(d)(h)	1.51	(e)	4.74	(e)	4.64	(e)	584	27	(d)

9.73	2.52	(d)	0.47	(e)	0.83	(e)	6.54	(e)	62,013	37	(d)
9.83	(3.85)		0.51		1.61		5.12		16,197	123
11.00	10.43		0.51		2.03		4.80		6,071	69
10.61	7.87	(d)(h)	0.51	(e)	3.84	(e)	5.65	(e)	2,574	27	(d)

9.74	2.65	(d)	0.47	(e)	0.89	(e)	6.58	(e)	9	37	(d)
9.83	(3.79)		0.47		1.48		4.92		9	123
11.00	10.50		0.44		1.97		5.01		11	69
10.61	7.89	(d)(h)	0.44	(e)	3.66	(e)	5.72	(e)	11	27	(d)

9.72	2.52	(d)	0.45	(e)	0.53	(e)	6.67	(e)	273,423	37	(d)
9.82	(3.94)		0.51		1.54		5.14		2,061	123
11.00	10.44		0.51		2.02		4.94		550	69
10.61	7.87	(d)(h)	0.51	(e)	3.77	(e)	5.65	(e)	531	27	(d)

9.74	2.37	(d)	0.99	(e)	1.44	(e)	6.26	(e)	9	37	(d)
9.83	(4.31)		1.01		2.02		4.38		10	123
11.00	9.88		1.01		2.52		4.43		11	69
10.62	7.72	(d)(h)	1.01	(e)	4.21	(e)	5.15	(e)	11	27	(d)

9.74	2.50	(d)	0.73	(e)	1.17	(e)	6.29	(e)	9	37	(d)
9.83	(4.08)		0.76		1.75		4.61		9	123
11.00	10.15		0.76		2.26		4.69		11	69
10.62	7.79	(d)(h)	0.76	(e)	3.96	(e)	5.40	(e)	11	27	(d)

See Notes to Financial Statements.	89

Financial Highlights (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
1/31/2023(c)	$9.83	$0.32		$(0.07	)(i)	$0.25	$(0.34)	$–	$(0.34)
7/31/2022	11.00	0.51		(0.91)		(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53		1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)
Class R6
1/31/2023(c)	9.83	0.32		(0.07	)(i)	0.25	(0.34)	–	(0.34)
7/31/2022	11.00	0.51		(0.91)		(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.56		1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(f)	10.00	0.16	(g)	0.62	(g)	0.78	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 4/22/2020 through 4/30/2020.
(h)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.
(i)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the period ended January 31, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.74	2.63	(d)	0.49	(e)	0.93	(e)	6.56	(e)	$9	37	(d)
9.83	(3.83)		0.51		1.49		4.86		9	123
11.00	10.43		0.51		2.01		4.94		11	69
10.61	7.86	(d)(h)	0.51	(e)	3.71	(e)	5.65	(e)	11	27	(d)

9.74	2.65	(d)	0.45	(e)	0.81	(e)	6.61	(e)	386	37	(d)
9.83	(3.80)		0.47		1.48		4.90		169	123
11.00	10.50		0.44		1.85		4.81		192	69
10.61	7.89	(d)(h)	0.44	(e)	3.69	(e)	5.73	(e)	64	27	(d)

See Notes to Financial Statements.	91

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust currently consists of the following four funds (each a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund other than the Emerging Markets Equity Fund is diversified within the meaning of the Act. Emerging Markets Equity Fund commenced operations on March 2, 2022.

Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund and International Growth Fund’s investment objective is to seek long-term capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services.

Notes to Financial Statements (continued)

Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the

Notes to Financial Statements (continued)

Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Climate Focused Bond Fund’s and Short Duration High Yield Fund’s U.S. tax returns remains open for the fiscal years ended July 31, 2020 through July 31, 2022. The statute of limitations on International Growth Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2021 through July 31, 2022. The statute of limitations on Emerging Markets Equity Fund’s U.S. federal tax returns remains open for the period ended July 31, 2022. The statutes of limitations on the state and local tax returns may remain open for an additional year depending upon the Funds’ jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

Notes to Financial Statements (continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront

Notes to Financial Statements (continued)

payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan

Notes to Financial Statements (continued)

Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2023, the following Fund had unfunded loan commitments:

			Short Duration High Yield
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Athena Health Inc. 2022 Delayed Draw Term Loan	$1,501	$1,427	$1,343	$84

(m)	Inflation-Linked Derivatives–Short Duration High Yield Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (continued)

(n)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(o)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Climate Focused Bond Fund
First $1 billion	.35%
Over $1 billion	.30%

Emerging Markets Equity Fund(1)
First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund(2)
First $1 billion	.45%
Over $1 billion	.42%

Short Duration High Yield Fund(3)
First $1 billion	.35%
Over $1 billion	.31%

(1)	Prior to December 9, 2022, the management fee is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.80%
	Over $1 billion	.70%

(2)	Prior to December 9, 2022, the management fee is based on the Fund’s average daily net assets at the following annual rates:
First $2 billion	.65%
Next $2 billion	.62%
Over $4 billion	.60%

(3)	Prior to December 9, 2022, the management fee is based on the Fund’s average daily net assets at the following annual rates:
	First $1 billion	.45%
	Over $1 billion	.40%

For the six months ended January 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Short Duration High Yield Fund	.23%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The Funds’ administrative service fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administrative service fees for the six months ended January 31, 2023.

Fund	Fund Administration Fee
Climate Focused Bond Fund	$ 6,188
Emerging Markets Equity Fund	7,305
International Growth Fund	23,330
Short Duration High Yield Fund	10,221

For the six months ended January 31, 2023, and continuing through November 30, 2023, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 9, 2022		For the Period December 1, 2022 through December 8, 2022		Prior to December 1, 2022
	Classes		Classes		Classes

Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.44%	.45%	.44%	.45%	.40%
Emerging Markets Equity Fund	.90%	.82%	.99%	.91%	.99%	.91%
International Growth Fund	.70%	.57%	.81%	.68%	.81%	.73%
Short Duration High Yield Fund	.45%	.42%	.51%	.48%	.51%	.48%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees for Climate Focused Bond Fund and Short Duration High Yield Fund pays on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares for shares held less than 1 year and 0.80% for of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the six months ended January 31, 2023, and continuing through November 30, 2023, Lord Abbett Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares on Climate Focused Bond Fund and Short Duration High Yield Bond Fund pays .15% and for Emerging Markets Equity Fund and International Growth Fund pays 0.25%.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Notes to Financial Statements (continued)

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds , after concessions were paid to authorized dealers, for the six months ended January 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$157	$1,359
Emerging Markets Equity Fund	–	4
International Growth Fund	216	1,225
Short Duration High Yield Fund	7,405	53,719

Distributor received no CDSCs for the six months ended January 31, 2023.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly by the Climate Focused Bond Fund and Short Duration High Yield Fund. Dividends from net investment income, if any, are declared and distributed at least annually by the Emerging Markets Equity Fund and the International Growth Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2023 and the period ended July 31, 2022 was as follows:

	Climate Focused Bond Fund		Emerging Markets Equity Fund
	Six Months Ended 1/31/2023 (unaudited)	Year Ended 7/31/2022	Six Months Ended 1/31/2023 (unaudited)	Period Ended 7/31/2022
Distributions paid from:
Ordinary income	$1,380,228	$695,584	$82,892	$–
Net long-term capital gains	–	96,837	–	–
Total distributions paid	$1,380,228	$792,421	$82,892	$–

	International Growth Fund		Short Duration High Yield Fund
	Six Months Ended 1/31/2023 (unaudited)	Year Ended 7/31/2022	Six Months Ended 1/31/2023 (unaudited)	Year Ended 7/31/2022
Distributions paid from:
Ordinary income	$13,952	$–	$4,353,881	$1,509,380
Net long-term capital gains	–	–	–	104,918
Total distributions paid	$13,952	$–	$4,353,881	$1,614,298

Notes to Financial Statements (continued)

As of January 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Tax cost	$21,522,976	$4,451,544
Gross unrealized gain	224,349	327,230
Gross unrealized loss	(2,980,259)	(118,979)
Net unrealized security gain/(loss)	$(2,755,910)	$208,251

	International Growth Fund	Short Duration High Yield Fund
Tax cost	$2,069,067	$391,739,915
Gross unrealized gain	120,212	5,659,661
Gross unrealized loss	(62,187)	(1,560,928)
Net unrealized security gain/(loss)	$58,025	$4,098,733

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2023 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Climate Focused Bond Fund	$807,503	$5,596,433	$1,062,691	$6,205,242
Emerging Markets Equity Fund	–	3,024,050	–	3,087,717
International Growth Fund	–	1,015,117	–	893,853
Short Duration High Yield Fund	–	376,721,574	–	47,590,857

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (“Rule 17a-7”). Each cross-trade is executed at a fair market price in compliance with provisions of Rule 17a-7. For the six months ended January 31, 2023, the Funds did not engage in cross-trade transactions.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund, Emerging Markets Equity Fund and Short Duration High Yield Fund entered into forward foreign currency exchange contracts for the six months ended January 31, 2023 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Climate Focused Bond Fund and Short Duration High Yield Fund entered into futures contracts for the six months ended January 31, 2023 (as described in Note 2(h)) to manage cash. Each Fund bears the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Short Duration High Yield Fund entered into credit default swap contracts for the for the six months ended January 31, 2023, (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swap contracts, the clearinghouse guarantees credit default swap contracts against default.

Short Duration High Fund entered into CPI swap contracts for the six months ended January 31, 2023, (as described in Note (2m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap contracts involves the risk Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s return can be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For centrally cleared CPI swap contracts there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse, as a counteryparty to a centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

Climate Focused Bond Fund entered into interest rate swap contracts for the six months ended January 31, 2023, (as described in Note (2n)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contract agreements in which one party pays a stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swaps maturity date, at which point the payment would be netted.

Notes to Financial Statements (continued)

As of January 31, 2023, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Climate Focused Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$25,524
Futures Contracts(2)	$18,086	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$221,304
Futures Contracts(2)	$85,089	–

Short Duration High Yield Fund
Asset Derivatives	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$978,125
Centrally Cleared CPI Swap Contracts(4)	$14,749	–	–
Forward Foreign Currency Exchange Contracts(1)	–	$32,943	–
Futures Contracts(2)	$19,136	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(4)	$84,313	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$527,041	–
Futures Contracts(2)	$60,876	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the period ended January 31, 2023, were as follows:

	Climate Focused Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$17,808	–
Forward Foreign Currency Exchange Contracts(2)	–	$125,674
Futures Contracts(3)	$45,071	–
Net Change in Unrealized Appreciation/ Depreciation
CPI/Interest Rate Swap Contracts(4)	$9,074	–
Forward Foreign Currency Exchange Contracts(5)	–	$(482,743)
Futures Contracts(6)	$(103,592)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	$152,249	–
Forward Foreign Currency Exchange Contracts(7)	–	$9,129,635
Futures Contracts(8)	32	–

Notes to Financial Statements (continued)

		Emerging Markets Equity
			Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(2)			$(78)
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(7)			–	(9)
Short Duration High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$(80,843)	–	–
Credit Default Swap Contracts(1)	–	–	$472,942
Forward Foreign Currency Exchange Contracts(2)	–	$(228,223)	–
Futures Contract(3)	$(36,469)	–	–
Net Change in Unrealized Appreciation/ Depreciation
CPI/Interest Rate Swap Contracts(4)	$11,031
Credit Default Swap Contracts(4)	–	–	$274,452
Forward Foreign Currency Exchange Contracts(5)	–	$(585,189)	–
Futures Contracts(6)	$(40,588)	–	–
Average Number of Contracts/Notional Amounts
CPI/Interest Rate Swap Contracts(7)	$13,182,044
Credit Default Swap Contracts(7)	–	–	$7,188,017
Forward Foreign Currency Exchange Contracts(7)	–	$10,609,477	–
Futures Contracts(8)	113	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended January 31, 2023.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.
(9)	Contract less than $1.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

Climate Focused Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$25,524	$–	$25,524
Repurchase Agreements	596,923	–	596,923
Total	$622,447	$–	$622,447

	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$14,197	$(959)	$–	$–	$13,238
Morgan Stanley	8,098	(4,787)	(3,311)	–	–
State Street Bank and Trust	3,229	(3,229)	–	–	–
Fixed Income Clearing Corp.	596,923	–	–	(596,923)	–
Total	$622,447	$(8,975)	$(3,311)	$(596,923)	$13,238

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$221,304	$–	$221,304
Total	$221,304	$–	$221,304

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$959	$(959)	$–	$–	$–
Morgan Stanley	4,787	(4,787)	–	–	–
State Street Bank and Trust	205,837	(3,229)	–	–	202,608
Toronto Dominion Bank	9,721	–	–	–	9,721
Total	$221,304	$(8,975)	$–	$–	$212,329

Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$32,943	$–	$32,943
Repurchase Agreements	30,191,933	–	30,191,933
Total	$30,224,876	$–	$30,224,876

Notes to Financial Statements (continued)

Short Duration High Yield Fund
	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$6,087	$(6,087)	$–	$–	$–
Morgan Stanley	17,339	(12,952)	–	–	4,387
State Street Bank and Trust	5,471	(5,471)	–	–	–
Toronto Dominion Bank	4,046	(4,046)	–	–	–
Fixed Income Clearing Corp.	10,192,391	–	–	(10,192,391)	–
TD Securities USA LLC	19,999,542	–	–	(19,999,542)	–
Total	$30,224,876	$(28,556)	$–	$(30,191,933)	$4,387

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$527,041	$–	$527,041
Total	$527,041	$–	$527,041

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$36,358	$(6,087)	$–	$–	$30,271
Morgan Stanley	12,952	(12,952)	–	–	–
State Street Bank and Trust	456,841	(5,471)	–	–	451,370
Toronto Dominion Bank	20,890	(4,046)	–	–	16,844
Total	$527,041	$(28,556)	$–	$–	$498,485

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of January 31, 2023.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds . Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 3, 2022, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”, with the exception of Emerging Markets Equity Fund,) entered into a syndicated line of credit facility with various lenders for $1.275 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds, including Emerging Markets Equity Fund, entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “New Syndicated Facility”) whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to the same graduated borrowing limits as under the Syndicated Facility.

For the period ended August 3, 2022, the Participating Funds, with the exception of Emerging Markets Equity Fund, were also party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 4, 2022, the Participating Funds, including Emerging Markets Equity Fund, entered into an uncommitted line of credit facility with SSB for $330 million (the “New Bilateral Facility”). Under the New Bilateral Facility, the Participating Funds are subject to borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2023, the Funds did not utilize any of its available credit facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended January 31, 2023, the Funds did not participate as a borrower or lender in the interfund lending program.

Notes to Financial Statements (continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2023, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds

Notes to Financial Statements (continued)

Invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market. Certain instruments in which the Funds may invest may rely in some fashion upon LIBOR. On March 5, 2021 the United Kingdom Financial Conduct Authority (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Abandonment of or modification to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, a Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can

Notes to Financial Statements (continued)

affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations

Notes to Financial Statements (continued)

that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.

Emerging Markets Equity Fund is a non-diversified mutual fund under the Act. The value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has, and could again, negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. The foregoing could disrupt the operations of the Funds and their service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Climate Focused Bond Fund	Six Months Ended January 31, 2023 (unaudited	)		Year Ended July 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,164	$285,019	134,567	$1,336,378
Reinvestment of distributions	17,197	142,018	7,111	69,940
Shares reacquired	(65,253)	(568,481)	(5,017)	(46,541)
Increase (decrease)	(14,892)	$(141,444)	136,661	$1,359,777

Notes to Financial Statements (continued)

Climate Focused Bond Fund	Six Months Ended January 31, 2023 (unaudited	)	Year Ended July 31, 2022
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	79	$680	6,040	$57,245
Reinvestment of distributions	3,004	24,749	1,048	10,368
Shares reacquired	(4,087)	(33,999)	(986)	(9,553)
Increase (decrease)	(1,004)	$(8,570)	6,102	$58,060
Class F Shares
Shares sold	17,070	$149,891	112,493	$1,078,620
Reinvestment of distributions	10,897	89,988	3,263	31,873
Shares reacquired	(29,251)	(250,449)	(37,102)	(342,931)
Increase (decrease)	(1,284)	$(10,570)	78,654	$767,562
Class I Shares
Shares sold	153,141	$1,281,572	229,167	$2,190,056
Reinvestment of distributions	54,528	449,061	26,475	265,002
Shares reacquired	(108,342)	(930,283)	(486,486)	(4,670,396)
Increase (decrease)	99,327	$800,350	(230,844)	$(2,215,338)
Class R4 Shares
Shares sold	734	$6,363	–	$–
Reinvestment of distributions	49	406	–	–
Increase	783	$6,769	–	$–
Class R6 Shares
Shares sold	15,249	$133,166	3,484	$34,966
Reinvestment of distributions	115	945	43	420
Shares reacquired	(171)	(1,424)	(7)	(67)
Increase	15,193	$132,687	3,520	$35,319

Emerging Markets Equity Fund	Six Months Ended January 31, 2023 (unaudited	)	For the period ended July 31, 2022(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,279	$89,166	201,055	$3,015,225
Reinvestment of distributions	24	307	–	–
Shares reacquired	(15)	(201)	–	–
Increase	6,288	$89,272	201,055	$3,015,225
Class C Shares
Shares sold	171	$2,471	33,740	$506,193
Shares reacquired	–	–	(407)	(5,736)
Increase	171	$2,471	33,333	$500,457
Class F Shares
Shares sold	–	$–	1,667	$25,000
Increase	–	$–	1,667	$25,000
Class F3 Shares
Shares sold	–	$–	16,667	$250,000
Increase	–	$–	16,667	$250,000

Notes to Financial Statements (continued)

Emerging Markets Equity Fund	Six Months Ended January 31, 2023 (unaudited	)	For the period ended July 31, 2022(a)
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	31,667	$475,000
Increase	–	$–	31,667	$475,000
Class R6 Shares
Shares sold	–	$–	50,000	$750,000
Increase	–	$–	50,000	$750,000

International Growth Fund	Six Months Ended January 31, 2023 (unaudited	)	Year Ended July 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,420	$28,362	37,197	$441,185
Reinvestment of distributions	280	3,081	–	–
Shares reacquired	(7)	(74)	–	–
Increase	2,693	$31,369	37,197	$441,185
Class C Shares
Shares sold	98	$1,061	1,485	$21,208
Shares reacquired	–	–	(198)	(2,780)
Increase	98	$1,061	1,287	$18,428
Class R6 Shares
Shares sold	8,719	$100,167	201	$2,995
Increase	8,719	$100,167	201	$2,995

Short Duration High Yield Fund	Six Months Ended January 31, 2023 (unaudited	)	Year Ended July 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,611,340	$25,066,331	947,062	$10,072,545
Converted from Class C	1	7	–	–
Reinvestment of distributions	57,771	554,119	67,176	702,762
Shares reacquired	(397,122)	(3,820,844)	(781,568)	(8,155,014)
Increase	2,271,990	$21,799,613	232,670	$2,620,293
Class C Shares
Shares sold	499,698	$4,819,643	53,743	$566,144
Reinvestment of distributions	6,337	60,877	5,628	58,663
Shares reacquired	(9,536)	(91,978)	(37,357)	(383,458)
Converted to Class A	(1)	(7)	–	–
Increase	496,498	$4,788,535	22,014	$241,349
Class F Shares
Shares sold	6,944,458	$66,504,309	1,470,522	$15,035,137
Reinvestment of distributions	110,610	1,061,228	41,700	423,372
Shares reacquired	(2,329,835)	(22,573,335)	(415,917)	(4,306,244)
Increase	4,725,233	$44,992,202	1,096,305	$11,152,265

Notes to Financial Statements (concluded)

Short Duration High Yield Fund	Six Months Ended January 31, 2023 (unaudited	)	Year Ended July 31, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares reacquired	–	$–	(69)	$(750)
Decrease	–	$–	(69)	$(750)

Short Duration High Yield Fund	Six Months Ended January 31, 2023 (unaudited	)	Year Ended July 31, 2022
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	28,960,480	$277,830,539	264,973	$2,607,885
Reinvestment of distributions	256,930	2,475,102	2,565	25,222
Shares reacquired	(1,291,714)	(12,415,710)	(107,758)	(1,042,566)
Increase	27,925,696	$267,889,931	159,780	$1,590,541
Class R3 Shares
Shares sold	6	$59	86	$861
Reinvestment of distributions	1	4	1	12
Shares reacquired	(93)	(873)	(69)	(752)
Increase (decrease)	(86)	$(810)	18	$121
Class R4 Shares
Shares reacquired	–	$–	(69)	$(750)
Decrease	–	$–	(69)	$(750)
Class R5 Shares
Shares reacquired	–	$–	(68)	$(750)
Decrease	–	$–	(68)	$(750)
Class R6 Shares
Shares sold	22,516	$215,747	10,849	$114,685
Shares reacquired	–	–	(11,108)	(115,006)
Increase (decrease)	22,516	$215,747	(259)	$(321)

(a)	For the period March 2, 2022 (commencement of operations) to July 31, 2022.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Act (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Emerging Markets Equity Fund, which commenced operations in 2022), information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Climate Focused Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. With respect to the Climate Focused Bond Fund, the Board considered information about the incorporation of environmental, social and governance factors into the Fund’s investment process. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance (other than Emerging Markets Equity Fund, which had commenced operations in late 2022 and therefore did

Approval of Advisory Contract (continued)

not yet have investment performance for a full calendar year) in relation to that of its performance peer group and an appropriate benchmark as of the one-year period ended June 30, 2022. As to each of the Climate Focused Bond Fund and International Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to Short Duration High Yield Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. The Board also reviewed investment performance for Emerging Markets Equity Fund in relation to that of an appropriate benchmark for the period since the Fund’s inception on March 10, 2022 through December 31, 2022 and observed that the Fund’s investment performance was below that of the benchmark for the period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. The Board further considered that the management fee rates and the contractual expense waivers for the International Growth Fund, Emerging Markets Equity Fund, and Short Duration High Yield Fund were reduced effective December 9, 2022. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and

Approval of Advisory Contract (concluded)

retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one contractual breakpoint in the level of management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Trust I Climate Focused Bond Fund Emerging Markets Equity Fund International Growth Fund Short Duration High Yield Fund	TRUST-I-2 (03/23)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 27, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: March 27, 2023